                                                      Registration No. 333-72913

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                           / /

                         Pre-Effective Amendment No.                  / /
                                                    ---
                      Post-Effective Amendment No. 1                 /X/
                                                  ---
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                     / /

                              Amendment No.                         / /
                                           ---
                        (Check appropriate box or boxes.)

                         NML VARIABLE ANNUITY ACCOUNT A
--------------------------------------------------------------------------------
                         (Exact Name of Registrant)

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               (Name of Depositor)
720 East Wisconsi Avenue, Milwaukee, Wisconsin                     53202
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices)     (Zip Code)

Depositor's Telephone Number, including Area Code  414-271-1444
                                                   ------------
     JOHN M. BREMER, Executive Vice President, General Counsel and Secretary
              720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

         ----   immediately upon filing pursuant to paragraph (b) of Rule 485 on (DATE) pursuant to paragraph (b) of Rule 485
         ----
                60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ----
           X    on March 31, 2000 pursuant to paragraph (a)(1) of Rule 485
         -----
                this post-effective amendment designates a new effective date
         -----
                for a previously filed post-effective amendment.

                         NML VARIABLE ANNUITY ACCOUNT A
--------------------------------------------------------------------------------

                              CROSS-REFERENCE SHEET




N-4, Part A                                                   Heading in
Item                                                          Prospectus
-----------                                                   ----------

      1 ..................................................    Cover Page
      2 ..................................................    Index of Special Terms
      3 ..................................................    Expense Table
      4 ..................................................    Accumulation Unit Values, Financial Statements
      5 ..................................................    The Company, NML Variable Annuity Account A, The
                                                              Funds
      6 ..................................................    Deductions, Distribution of the Contracts
      7 ..................................................    The Contracts, Owners of the Contracts, Application
                                                              of Purchase Payments, Transfers Between Divisions
                                                              and Payment Plans, Substitution and Change
      8 ..................................................    Variable Payment Plans, Description of Payment
                                                              Plans, Amount of Annuity Payments, Maturity
                                                              Benefit, Assumed Investment Rate, Transfers Between
                                                              Divisions and Payment Plans
      9 ..................................................    Death Benefit
     10 ..................................................    Amount and Frequency, Application of Purchase
                                                              Payments, Net Investment Factor, Distribution of
                                                              the Contracts
     11 ..................................................    Withdrawal Amount, Deferment of Benefit Payments,
                                                              Right to Examine Contract
     12 ..................................................    Federal Income Taxes
     13 ..................................................    Not Applicable
     14 ..................................................    Table of Contents for Statement of Additional
                                                              Information

-------------------------------------------------------------------------------------------------------------------


N-4, Part B                                                   Heading in Statement
Item                                                          of Additional Information
-----------                                                  ---------------------------
     15 ..................................................    Cover Page
     16 ..................................................    Table of Contents
     17 ..................................................    Not Applicable
     18 ..................................................    Experts
     19 ..................................................    Not Applicable
     20 ..................................................    Distribution of the Contracts
     21 ..................................................    Not Applicable
     22 ..................................................    Determination of Annuity Payments
     23 ..................................................    Financial Statements

March 31, 2000

NORTHWESTERN MUTUAL LIFE
The Quiet Company(R)

  [LOGO]

           NML VARIABLE ANNUITY ACCOUNT A

               Individual Variable Annuity Contracts for Retirement

               Plans of Self-Employed Persons and Their Employees













                                     (PHOTO)










PROSPECTUSES




Northwestern Mutual Series Fund, Inc. and
Russell Insurance Funds

The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(414) 271-1444

================================================================================

NORTHWESTERN           PROFILE          The Northwestern Mutual Life Insurance
MUTUAL LIFE                             Company NML Variable Annuity Account A

 [LETTERHEAD]


                                                                  March 31, 2000


PROFILE OF THE VARIABLE ANNUITY CONTRACT

This Profile is a summary of some of the more important points that you should consider and know before purchasing the Contract. We describe the Contract more fully in the prospectus which accompanies this Profile.
Please read the prospectus carefully.


1. THE ANNUITY CONTRACT The Contract provides retirement annuity benefits for self-employed individuals (and their eligible employees). The Contract will invest on a tax-deferred basis in your choice of sixteen investment portfolios. The Contract also allows investment on a fixed basis in a guaranteed account.

The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement.

The sixteen investment portfolios are listed in Section 4 below. These portfolios bear varying amounts of investment risk. Those with more risk are designed to produce a better long-term return than those with less risk. But this is not guaranteed. You can also lose your money.

The amounts you invest on a fixed basis earn interest at a rate we declare from time to time. We guarantee principal and we guarantee the interest rate for each amount for at least one year.

You may invest in any or all of the sixteen investment portfolios. You may move money among these portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. Transfers of amounts invested on a fixed basis are subject to restrictions.

During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving annuity payments from your Contract, usually at retirement. Monthly annuity payments begin on the date you select.

The amount you accumulate in your Contract, including the results of investment performance, will determine the amount of your monthly annuity payments.

2. ANNUITY PAYMENTS If you decide to begin receiving monthly annuity payments from your Contract, you may choose one of three payment plans: (1) monthly payments for a specified period of five to thirty years, as you select, (2) monthly payments for your life (assuming you are the annuitant), and you may choose to have payments continue to your beneficiary for the balance of ten or twenty years if you die sooner; or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. After you begin receiving monthly annuity payments you cannot change your selection if the payments depend on your life or the life of another.

These payment plans are available to you on a variable or fixed basis. Variable means that the amount accumulated in your Contract will continue to be invested in one or more of the sixteen investment portfolios as you choose. Your monthly annuity payments will vary up or down to reflect continuing investment performance. Or you may choose a fixed annuity payment plan which guarantees the amount you will receive each month.

3. PURCHASE We offer Front Load and Back Load Contracts, as briefly described in
Section 5. You may make purchase payments of $25 or more as you accumulate funds in your Contract. For the Front Load Contract the minimum initial purchase payment is $10,000. For Back Load Contracts we issue in non-tax-qualified situations the minimum initial purchase payment is $5,000. Your Northwestern Mutual Life agent will help you complete a Contract application form.

4. INVESTMENT CHOICES You may invest in any or all of the following investment portfolios. All of these are described in the attached prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds:

Northwestern Mutual Series Fund, Inc.

     1.  Small Cap Growth Stock Portfolio
     2.  Aggressive Growth Stock Portfolio
     3.  International Equity Portfolio
     4.  Index 400 Stock Portfolio
     5.  Growth Stock Portfolio
     6.  Growth and Income Stock Portfolio
     7.  Index 500 Stock Portfolio
     8.  Balanced Portfolio
     9.  High Yield Bond Portfolio
     10. Select Bond Portfolio
     11. Money Market Portfolio

Russell Insurance Funds

     1.  Multi-Style Equity Fund
     2.  Aggressive Equity Fund
     3.  Non-U.S. Fund
     4.  Real Estate Securities Fund
     5.  Core Bond Fund

You may also invest all or part of your funds on a fixed basis (the Guaranteed Interest Fund).


                                   PROFILE-i

5. EXPENSES The Contract has insurance and investment features, and there are costs related to them. For the Front Load Contract we deduct a sales load of 4.5% from your purchase payments. The percentage is lower when cumulative purchase payments exceed $100,000. For the Back Load Contract there is no sales load deducted from purchase payments but a withdrawal charge of 0% to 6% applies, depending on the length of time the money you withdraw has been in the Contract and the size of your Contract.

Each year we deduct a $30 Contract fee. Currently this fee is waived if the value of your Contract is $25,000 or more.

We also deduct mortality and expense risk charges for the guarantees associated with your Contract. These charges are at the annual rate of 0.50% for the Front Load Contract. They begin at 1.25% for the Back Load Contract and are reduced to 0.50% for purchase payments that are no longer subject to withdrawal charges in Contracts with a value of $25,000 or more.


The portfolios also bear investment charges that range from an annual rate of 0.20% to 1.30% of the average daily value of the portfolio, depending on the investment portfolio you select. The following charts are designed to help you understand the charges for the Front Load and Back Load Contracts. The first three columns show the annual expenses as a percentage of assets including the insurance charges, the portfolio charges and the total charges. Portfolio expenses are based on 1999 expenses for the portfolios. Expenses for the portfolios reflect fee waivers and expense reimbursements. The last two columns show you examples of the charges, in dollars, you would pay. The examples reflect the impact of the asset based charges, any sales loads or withdrawals that would apply, and the $30 Contract fee calculated by dividing the annual Contract fees collected by the average assets of the sub-account. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money at the end of year one, and at the end of year ten. Both of these examples, for both Contracts, reflect aggregate charges on a cumulative basis to the end of the 1 or 10-year period.

For more detailed information, see the Expense Table which begins on page 3 of the attached prospectus for the Contracts.



                                    EXPENSES

FRONT LOAD CONTRACT

                                                ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS
                                                                      Total                   Examples: *
                                                Total Annual         Annual        Total      Total Annual Charges At End of
                                             Insurance Charges      Portfolio      Annual
Portfolio                                                            Charges      Expenses    1 Year       10 Years
----------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                   0.52% (0.50% + 0.02%)       1.00%        1.42%            $54         $203
  Aggressive Growth Stock                  0.52% (0.50% + 0.02%)       0.51%        0.93%            $49         $150
  International Equity                     0.52% (0.50% + 0.02%)       0.74%        1.16%            $51         $175
  Index 400 Stock                          0.52% (0.50% + 0.02%)       0.35%        0.77%            $48         $132
  Growth Stock                             0.52% (0.50% + 0.02%)       0.43%        0.85%            $48         $141
  Growth and Income Stock                  0.52% (0.50% + 0.02%)       0.57%        0.99%            $50         $157
  Index 500 Stock                          0.52% (0.50% + 0.02%)       0.20%        0.62%            $46         $114
  Balanced                                 0.52% (0.50% + 0.02%)       0.30%        0.72%            $47         $126
  High Yield Bond                          0.52% (0.50% + 0.02%)       0.50%        0.92%            $49         $149
  Select Bond                              0.52% (0.50% + 0.02%)       0.30%        0.72%            $47         $126
  Money Market                             0.52% (0.50% + 0.02%)       0.30%        0.72%            $47         $126
Russell Insurance Funds
  Multi-Style Equity                       0.52% (0.50% + 0.02%)       0.92%        1.34%            $53         $195
  Aggressive Equity                        0.52% (0.50% + 0.02%)       1.25%        1.67%            $56         $230
  Non-U.S.                                 0.52% (0.50% + 0.02%)       1.30%        1.72%            $57         $235
  Real Estate Securities                   0.52% (0.50% + 0.02%)       1.15%        1.57%            $55         $219
  Core Bond                                0.52% (0.50% + 0.02%)       0.80%        1.22%            $52         $182
----------------------------------------------------------------------------------------------------------------------------

*TOTAL ANNUAL INSURANCE CHARGES INCLUDE THE INSURANCE CHARGES OF 0.50% PLUS 0.02% OF THE ASSETS TO REFLECT THE $30 CONTRACT FEE, BASED ON ACTUAL CONTRACT FEES COLLECTED DIVIDED BY AVERAGE ASSETS OF THE SUB-ACCOUNT. THE ACTUAL IMPACT OF THE CONTRACT FEE MAY BE GREATER OR LESS THAN 0.02%, DEPENDING UPON THE VALUE OF YOUR CONTRACT.

NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT LOAD CONTRACT IS $10,000. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 10 TO FIND THE EXPENSES FOR A FRONT LOAD CONTRACT OF MINIMUM SIZE.



                                   PROFILE-ii

NORTHWESTERN           PROFILE          The Northwestern Mutual Life Insurance
MUTUAL LIFE                             Company NML Variable Annuity Account A
[LETTERHEAD]

BACK LOAD CONTRACT

                                                ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS
                                                                     Total                    EXAMPLES: **
                                                Total Annual         Annual       Total       Total Annual Charges At End of
                                             Insurance Charges     Portfolio      Annual
Portfolio                                                           Charges      Expenses     1 Year          10 Years
----------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                   1.51% (1.25% + 0.26%)       1.00%       2.51%            $105          $285
  Aggressive Growth Stock                  1.51% (1.25% + 0.26%)       0.51%       2.02%            $101          $236
  International Equity                     1.51% (1.25% + 0.26%)       0.74%       2.25%            $103          $259
  Index 400 Stock                          1.51% (1.25% + 0.26%)       0.35%       1.86%             $96          $216
  Growth Stock                             1.51% (1.25% + 0.26%)       0.43%       1.94%            $100          $227
  Growth and Income Stock                  1.51% (1.25% + 0.26%)       0.57%       2.08%            $101          $242
  Index 500 Stock                          1.51% (1.25% + 0.26%)       0.20%       1.71%             $97          $203
  Balanced                                 1.51% (1.25% + 0.26%)       0.30%       1.81%             $98          $213
  High Yield Bond                          1.51% (1.25% + 0.26%)       0.50%       2.01%            $100          $234
  Select Bond                              1.51% (1.25% + 0.26%)       0.30%       1.81%             $98          $213
  Money Market                             1.51% (1.25% + 0.26%)       0.30%       1.81%             $98          $213
Russell Insurance Funds
  Multi-Style Equity                       1.51% (1.25% + 0.26%)       0.92%       2.43%            $105          $277
  Aggressive Equity                        1.51% (1.25% + 0.26%)       1.25%       2.76%            $108          $310
  Non-U.S.                                 1.51% (1.25% + 0.26%)       1.30%       2.81%            $108          $314
  Real Estate Securities                   1.51% (1.25% + 0.26%)       1.15%       2.66%            $107          $300
  Core Bond                                1.51% (1.25% + 0.26%)       0.80%       2.31%            $103          $265
----------------------------------------------------------------------------------------------------------------------------

**TOTAL ANNUAL INSURANCE CHARGES INCLUDE THE INSURANCE CHARGES OF 1.25% PLUS 0.26% OF THE ASSETS TO REFLECT THE $30 CONTRACT FEE, BASED ON ACTUAL CONTRACT FEES COLLECTED DIVIDED BY AVERAGE ASSETS OF THE SUB-ACCOUNT. THE ACTUAL IMPACT OF THE CONTRACT FEE MAY BE GREATER OR LESS THAN 0.26%, DEPENDING UPON THE VALUE OF YOUR CONTRACT.

6. TAXES As a general rule, earnings on your Contract are not taxed until they are withdrawn or taken as monthly annuity payments. A 10% federal tax penalty may apply if you make withdrawals from the Contract before the employee reaches age 59 1/2.

7. ACCESS TO YOUR MONEY You may take money out of your Contract at any time before monthly annuity payments begin. For the Front Load Contract there is no charge for withdrawals. For the Back Load Contract there is a withdrawal charge of 6% or less, depending on how much money has been paid into the Contract and how long it has been held there. Each purchase payment has its own withdrawal charge period. When you make a withdrawal, we use the amounts that produce the lowest withdrawal charge. After the first year, 10% of the Contract value on the prior anniversary may be withdrawn without a withdrawal charge if the Contract value is at least $10,000. For both Front Load and Back Load Contracts, you may also have to pay income tax and a tax penalty on amounts you take out.

8. PERFORMANCE The value of your Contract will vary up or down reflecting the performance of the investment portfolios you select. The chart below shows total returns for each of the investment portfolios that was in operation, and used with the Account, during the years shown. These numbers, for the Front Load Contract and the Back Load Contract, reflect the asset-based charges for mortality and expense risks, the annual Contract fees and investment expenses for each portfolio. The numbers include the annual Contract fee in the amount of 0.02% for the Front Load Contract and 0.26% for the Back Load Contract. The numbers do not reflect deductions from purchase payments for the Front Load Contract or any withdrawal charge for the Back Load Contract. Those charges, if applied, would reduce the performance. Past performance does not guarantee future results.


                                  PROFILE - iii

NORTHWESTERN           PROFILE          The Northwestern Mutual Life Insurance
MUTUAL LIFE                             Company NML Variable Annuity Account A
                                  [LETTERHEAD]

                                   PERFORMANCE

----------------------------------------------------------------------------------------------------------------------------

FRONT LOAD CONTRACT
                                                                     CALENDAR YEAR
PORTFOLIO                     1999     1998      1997      1996     1995      1994      1993     1992      1991      1990
----------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series
Fund, Inc.
  Small Cap Growth Stock*     85.61      NA       NA        NA      NA         NA        NA      NA        NA        NA
  Aggressive Growth Stock     43.18     7.10     13.39     17.20   38.71      4.96     18.61    5.50      55.07      NA
  International Equity        22.38     4.38     11.81     20.50   14.09     -0.52       NA      NA        NA        NA
  Index 400 Stock*            12.53      NA       NA        NA      NA         NA        NA      NA        NA        NA
  Growth Stock                21.98    26.16     29.31     20.40   30.27       NA        NA      NA        NA        NA
  Growth and Income Stock      7.03    22.62     29.48     19.46   30.57       NA        NA      NA        NA        NA
  Index 500 Stock             20.40    28.18     32.64     22.23   36.68      0.77      9.31    6.81      29.02      NA
  Balanced                    10.73    18.38     21.01     12.97   25.86     -0.44      9.12    4.88      23.42     0.62
  High Yield Bond             -0.88    -2.26     15.36     19.26   16.29       NA        NA      NA        NA        NA
  Select Bond                 -1.44     6.62      9.00      2.88   18.60     -3.24      9.87    6.54      16.39     7.87
  Money Market                 4.66     4.98      5.03      4.84    5.38      3.62      2.42    2.91       5.25     7.58
Russell Insurance Funds
  Multi-Style Equity*          7.31      NA       NA        NA      NA         NA        NA      NA        NA        NA
  Aggressive Equity*          10.62      NA       NA        NA      NA         NA        NA      NA        NA        NA
  Non-U.S.*                   25.01      NA       NA        NA      NA         NA        NA      NA        NA        NA
  Real Estate Securities*     -7.51      NA       NA        NA      NA         NA        NA      NA        NA        NA
  Core Bond*                  -1.13      NA       NA        NA      NA         NA        NA      NA        NA        NA
----------------------------------------------------------------------------------------------------------------------------


BACK LOAD CONTRACT
                                                                     CALENDAR YEAR
PORTFOLIO                     1999     1998      1997      1996     1995      1994      1993     1992      1991      1990
----------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series
Fund, Inc.
  Small Cap Growth Stock*     84.56      NA       NA        NA       NA        NA        NA       NA        NA        NA
  Aggressive Growth Stock     41.63     5.95     12.16     15.93    37.21     3.83      17.33    4.36      53.66      NA
  International Equity        21.06     3.25     10.60     19.19    12.86    -1.59       NA       NA        NA        NA
  Index 400 Stock*            11.89      NA       NA        NA       NA        NA        NA       NA        NA        NA
  Growth Stock                20.66    24.79     27.91     19.09    28.87      NA        NA       NA        NA        NA
  Growth and Income Stock      5.87    21.29     28.08     18.16    29.16      NA        NA       NA        NA        NA
  Index 500 Stock             19.10    26.80     31.21     20.90    35.20    -0.32       8.13    5.65      27.61      NA
  Balanced                     9.54    17.10     19.70     11.74    24.50    -1.51       7.94    3.74      22.08    -0.49
  High Yield Bond             -1.95    -3.31     14.12     17.97    15.03      NA        NA       NA        NA        NA
  Select Bond                 -2.50     5.47      7.83      1.76    17.32    -4.29       8.68    5.38      15.13     6.70
  Money Market                 3.53     3.85      3.89      3.70     4.24     2.50       1.31    1.79       4.11     6.41
Russell Insurance Funds
  Multi-Style Equity*          6.70      NA       NA        NA      NA         NA        NA       NA       NA         NA
  Aggressive Equity*           9.99      NA       NA        NA      NA         NA        NA       NA       NA         NA
  Non-U.S.*                   24.30      NA       NA        NA      NA         NA        NA       NA       NA         NA
  Real Estate Securities*     -8.03      NA       NA        NA      NA         NA        NA       NA       NA         NA
  Core Bond*                  -1.69      NA       NA        NA      NA         NA        NA       NA       NA         NA
----------------------------------------------------------------------------------------------------------------------------

*FROM COMMENCEMENT OF OPERATIONS ON APRIL 30, 1999 THROUGH DECEMBER 31, 1999.

9. DEATH BENEFIT If you die before age 75, and before monthly annuity payments begin, your beneficiary will receive a death benefit. The amount will be the value of your Contract or, if greater, the amount you have paid in. We offer an enhanced death benefit at extra cost. We increase the enhanced death benefit on each Contract anniversary, up to age 80, if the Contract value has increased. The death benefit may be adjusted, of course, for any withdrawals you have made. The death benefit will be paid as a lump sum or your beneficiary may select a monthly annuity payment plan, or the Contract may be continued in force with a contingent annuitant.

                                  PROFILE - iv

NORTHWESTERN           PROFILE          The Northwestern Mutual Life Insurance
MUTUAL LIFE                             Company NML Variable Annuity Account A


                                  [LETTERHEAD]

10.  OTHER INFORMATION

FREE LOOK. If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment.

AVOID PROBATE. In most cases, when you die, your beneficiary will receive the full death benefit of your Contract without going through probate.

AUTOMATIC DOLLAR-COST AVERAGING. With our Dollar-Cost Averaging Plan, you can arrange to have a regular amount of money ($100 minimum) automatically transferred from the Money Market Portfolio into the portfolio or portfolios you have chosen on a monthly or quarterly basis.

ELECTRONIC FUNDS TRANSFER (EFT). Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic checkbook withdrawals allow you to add to your portfolio(s) on a regular monthly basis through payments drawn directly on your checking account.

SYSTEMATIC WITHDRAWAL PLAN. You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem accumulation units to generate monthly payments. Of course you may have to pay taxes on amounts you receive.

AUTOMATIC REQUIRED MINIMUM DISTRIBUTIONS. You can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

DIVIDENDS. We are paying dividends on approximately 18% of our inforce variable annuity contracts in 1999, primarily older, larger contracts. The dividends arise principally as a result of more favorable expense results than assumed in determining deductions on these contracts.

PORTFOLIO REBALANCING. To help you maintain your asset allocation plan over time we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis, back to the allocation percentages you have selected.

INTEREST SWEEPS. If you select this service we will automatically sweep or transfer interest from the Guaranteed Interest Fund to any combination of variable investment options. Interest earnings can be swept monthly, quarterly, semi-annually or annually.

NML EXPRESS. 1-800-519-4NML (1-800-519-4665). Get up-to-date information about your contract at your convenience with your contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information.

INTERNET. For information about Northwestern Mutual Life, visit us on our Website. Included are daily unit values, fund performance information and access to current values for Contracts you own.

                           WWW.NORTHWESTERNMUTUAL.COM

11. INQUIRIES If you need more information, please contact us at:

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY, 720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN 53202; (414) 271-1444.


                                   PROFILE-v

P R O S P E C T U S


NML VARIABLE ANNUITY ACCOUNT A


This prospectus describes individual variable annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") to provide retirement annuity benefits for self-employed individuals (and their eligible employees) who adopt plans meeting the requirements of Sections 401 or 403(a) of the Internal Revenue Code of 1986, as amended. These plans, popularly called HR-10 Plans, afford certain federal income tax benefits to employers and to employees and their beneficiaries.

We use NML Variable Annuity Account A (the "Account") to keep the money you invest separate from our general assets. The money in the Account is invested in the eleven portfolios of Northwestern Mutual Series Fund, Inc. and the five Russell Insurance Funds. You select the Portfolios or Funds in which you want to invest. The Account has 16 Divisions that correspond to the 11 Portfolios and 5 Funds in which you may invest. The Contracts also permit you to invest on a fixed basis, at rates that we determine. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions.

We offer two versions of the Contracts: Front Load Contracts and Back Load Contracts. See the Expense table on page 3 and the Deductions section, beginning on page 18.


This prospectus is a concise description of the information you should know before you buy a Contract. We have filed additional information about the Contracts with the Securities and Exchange Commission in a Statement of Additional Information. We incorporate the Statement of Additional Information into this prospectus by reference. We will send you the Statement of Additional Information without charge if you write to The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, or call us at Telephone Number (414) 271-1444. You will find the table of contents for the Statement of Additional Information following page 21 of this prospectus.

This prospectus is valid only when accompanied by the current prospectuses for Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds which are attached to this prospectus. You should retain this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this prospectus and the Statement of Additional Information is March 31, 2000.

CONTENTS FOR THIS PROSPECTUS

                                              PAGE
                                              ----

PROSPECTUS......................................1
    NML Variable Annuity Account A..............1
INDEX OF SPECIAL TERMS..........................3
EXPENSE TABLE...................................3
ACCUMULATION UNIT VALUES........................6
THE COMPANY....................................11
NML VARIABLE ANNUITY
   ACCOUNT A...................................11
THE FUNDS......................................11
THE CONTRACTS..................................12
    Purchase Payments Under the Contracts......12
      Amount and Frequency.....................12
      Application of Purchase Payments.........12
    Net Investment Factor......................13
    Benefits Provided Under the Contracts......13
      Withdrawal Amount........................13
      Death Benefit............................13
      Maturity Benefit.........................14
    Variable Payment Plans.....................14
      Description of Payment Plans.............14
      Amount of Annuity Payments...............14
      Assumed Investment Rate..................14
    Additional Information.....................15
      Transfers Between Divisions and
        Payment Plans..........................15
      Gender-Based Annuity Payment Rates.......15
      Owners of the Contracts..................15
      Deferment of Benefit Payments............15
      Dividends................................15
      Substitution and Change..................16
      Fixed Annuity Payment Plans..............16
      Financial Statements.....................16
THE GUARANTEED INTEREST FUND...................16
FEDERAL INCOME TAXES...........................17
    Contribution Limits........................17
    Taxation of Contract Benefits..............17
    Minimum Distribution Requirements..........17
    Taxation of Northwestern Mutual Life.......18
DEDUCTIONS.....................................18
    Sales Load.................................18
    Mortality Rate and Expense Risk Charges....18
    Contract Fee...............................19
    Withdrawal Charge..........................19
    Enhanced Death Benefit Charge..............19
    Premium Taxes..............................19
    Expenses for the Portfolios and Funds......19
    Contracts Issued Prior to March 31, 2000...20
    Contracts Issued Prior to March 31, 1995...20
    Contracts Issued Prior to
      December 17, 1981........................20
    Dividends for Contracts Issued Prior to
      March 31, 2000...........................20
    Reduced Charges for Exchange
      Transactions.............................20

DISTRIBUTION OF THE CONTRACTS..................21


                   THE TABLE OF CONTENTS FOR THE STATEMENT OF
                   ADDITIONAL INFORMATION APPEARS ON THE PAGE
                      FOLLOWING PAGE 21 OF THIS PROSPECTUS.

INDEX OF SPECIAL TERMS
The following special terms used in this prospectus are discussed at the pages indicated.

TERM                                               PAGE    TERM                                             PAGE
----                                               ----    ----                                             ----
ACCUMULATION UNIT...................................12     ANNUITANT.........................................15
ANNUITY (or ANNUITY PAYMENTS).......................14     MATURITY DATE.....................................14
NET INVESTMENT FACTOR...............................13     OWNER.............................................15
PAYMENT PLANS.......................................14     WITHDRAWAL AMOUNT.................................13
---------------------------------------------------------------------------------------------------------------


EXPENSE TABLE

FRONT LOAD CONTRACT                                          ANNUAL EXPENSES OF THE ACCOUNT
TRANSACTION EXPENSES FOR CONTRACTOWNERS                       (AS A PERCENTAGE OF ASSETS)
---------------------------------------                      ----------------------------
Maximum Sales Load (as a percentage                          Mortality and Expense Risk Fees................0.50%
of purchase payments)..........................4.5%          Other Expenses.................................None
                                                                                                            ----
Withdrawal Charge..............................None          Total Separate Account Annual Expenses.........0.50%

                                                             ANNUAL CONTRACT FEE
                                                             -------------------
                                                             $30; waived if the Contract Value equals or exceeds
                                                             $25,000
---------------------------------------------------------------------------------------------------------------




BACK LOAD CONTRACT                                           ANNUAL EXPENSES OF THE ACCOUNT
TRANSACTION EXPENSES FOR CONTRACTOWNERS                       (AS A PERCENTAGE OF ASSETS)
---------------------------------------                      ----------------------------
Sales Load (as a percentage of purchase                      Mortality and Expense Risk Fees................1.25%
payments)......................................None          Other Expenses.................................None
                                                                                                            ----
Withdrawal Charge for Sales Expenses                         Total Separate Account Annual Expenses.........1.25%
(as a percentage of amounts paid)..............0%-6%
                                                             ANNUAL CONTRACT FEE
                                                             -------------------
                                                             $30; waived if the Contract Value equals or exceeds
                                                             $25,000


ANNUAL EXPENSES OF THE PORTFOLIOS AND FUNDS
(AS A PERCENTAGE OF THE ASSETS)



                                                                                            TOTAL ANNUAL
                                                                                              EXPENSES
                                                    MANAGEMENT FEES         OTHER          (AFTER EXPENSE
                                                  (AFTER FEE WAIVER)       EXPENSES        REIMBURSEMENT)
                                                  ------------------       --------        --------------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
   Small Cap Growth Stock                               0.79%                0.21%              1.00%
   Aggressive Growth Stock                              0.51%                0.00%              0.51%
   International Equity                                 0.67%                0.07%              0.74%
   Index 400 Stock                                      0.25%                0.10%              0.35%
   Growth Stock                                         0.43%                0.00%              0.43%
   Growth and Income Stock                              0.57%                0.00%              0.57%
   Index 500 Stock                                      0.20%                0.00%              0.20%
   Balanced                                             0.30%                0.00%              0.30%
   High Yield Bond                                      0.49%                0.01%              0.50%
   Select Bond                                          0.30%                0.00%              0.30%
   Money Market                                         0.30%                0.00%              0.30%
Russell Insurance Funds*
------------------------
   Multi-Style Equity                                   0.49%                0.43%              0.92%
   Aggressive Equity                                    0.53%                0.72%              1.25%
   Non-U.S.                                             0.00%                1.30%              1.30%
   Real Estate Securities                               0.85%                0.30%              1.15%
   Core Bond                                            0.12%                0.68%              0.80%
-------------------------------------

* For the Russell Insurance Funds, the adviser has voluntarily agreed to waive a portion of the management fee, up to the full amount of the fee, equal to the amount by which the Fund's total operating expenses exceed the amounts shown above under "Total Annual Expenses (After Expense Reimbursement)". The adviser has also agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed the amounts shown above under that heading. Absent the fee waiver and expense reimbursement, the management fees and total annual expenses would be 0.78% and 0.93% for the Multi-Style Equity Fund; 0.95% and 1.34% for the Aggressive Equity Fund; 0.95% and 1.50% for the Non-U.S. Fund; 0.85% and 1.15% for the Real Estate Securities Fund; and 0.60% and 0.85% for the Core Bond Fund.

EXAMPLE

FRONT LOAD CONTRACT - You would pay the following expenses on each $1,000 investment, assuming 5% annual return:

                                                      1 YEAR            3 YEARS             5 YEARS           10 YEARS
                                                      ------            -------             -------           --------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
   Small Cap Growth Stock                              $54                $83                $115               $203
   Aggressive Growth Stock                             $49                $68                $ 89               $150
   International Equity                                $51                $75                $101               $175
   Index 400 Stock                                     $48                $64                $ 81               $132
   Growth Stock                                        $48                $66                $ 85               $141
   Growth and Income Stock                             $50                $70                $ 93               $157
   Index 500 Stock                                     $46                $59                $ 73               $114
   Balanced                                            $47                $62                $ 78               $126
   High Yield Bond                                     $49                $68                $ 89               $149
   Select Bond                                         $47                $62                $ 78               $126
   Money Market                                        $47                $62                $ 78               $126
Russell Insurance Funds
-----------------------
   Multi-Style Equity                                  $53                $81                $111               $195
   Aggressive Equity                                   $56                $91                $127               $230
   Non-U.S.                                            $57                $92                $130               $235
   Real Estate Securities                              $55                $88                $122               $219
   Core Bond                                           $52                $77                $104               $182

NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT-LOAD CONTRACT IS $10,000. YOU MUST MULTIPLY THE NUMBERS ABOVE BY 10 TO FIND THE EXPENSES FOR A FRONT-LOAD CONTRACT OF MINIMUM SIZE.

EXAMPLE

BACK LOAD CONTRACT - You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) surrender just prior to the end of each time period:

                                                      1 YEAR            3 YEARS          5 YEARS          10 YEARS
                                                      ------            -------          -------          --------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
   Small Cap Growth Stock                              $105              $138             $174              $285
   Aggressive Growth Stock                             $101              $124             $149              $236
   International Equity                                $103              $131             $161              $259
   Index 400 Stock                                     $ 96              $116             $138              $216
   Growth Stock                                        $100              $121             $145              $227
   Growth and Income Stock                             $101              $125             $152              $242
   Index 500 Stock                                     $ 97              $114             $133              $203
   Balanced                                            $ 98              $117             $138              $213
   High Yield Bond                                     $100              $123             $149              $234
   Select Bond                                         $ 98              $117             $138              $213
   Money Market                                        $ 98              $117             $138              $213
Russell Insurance Funds
-----------------------
   Multi-Style Equity                                  $105              $136             $170              $277
   Aggressive Equity                                   $108              $146             $186              $310
   Non-U.S.                                            $108              $147             $189              $314
   Real Estate Securities                              $107              $143             $181              $300
   Core Bond                                           $103              $132             $164              $265

You would pay the following expenses on the same $1,000 investment, assuming no surrender or annuitization:


                                                        1 YEAR            3 YEARS        5 YEARS          10 YEARS
                                                        ------            -------        -------          --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                                 $25               $78            $134             $285
   Aggressive Growth Stock                                $21               $64            $109             $236
   International Equity                                   $23               $71            $121             $259
   Index 400 Stock                                        $16               $56            $ 98             $216
   Growth Stock                                           $20               $61            $105             $227
   Growth and Income Stock                                $21               $65            $112             $242
   Index 500 Stock                                        $17               $54            $ 93             $203
   Balanced                                               $18               $57            $ 98             $213
   High Yield Bond                                        $20               $63            $109             $234
   Select Bond                                            $18               $57            $ 98             $213
   Money Market                                           $18               $57            $ 98             $213
Russell Insurance Funds
   Multi-Style Equity                                     $25               $76            $130             $277
   Aggressive Equity                                      $28               $86            $146             $310
   Non-U.S.                                               $28               $87            $149             $314
   Real Estate Securities                                 $27               $83            $141             $300
   Core Bond                                              $23               $72            $124             $265


The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios and Funds and borne by investors in the Contracts. The sales load for a Front Load Contract depends on the amount of cumulative purchase payments. For the Back Load Contract the mortality and expense risk charge and the withdrawal charge depend on the length of time funds have been held under the Contract and the amounts held. The table shows the maximum charges. The $30 annual Contract fee is reflected as 0.02% for the Front Load Contract and 0.26% for the Back Load Contract based on the annual Contract fees collected divided by the average assets of the Division. The Contracts provide for charges for transfers between the Divisions of the Account and for premium taxes, but we are not currently making such charges. See "Transfers Between Divisions and Payment Plans", p. 15 and "Deductions", p. 18, for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios and Funds show the annual expenses for each, as a percentage of their average net assets, based on 1999 operations for the Portfolios and their predecessors and the Funds. Expenses for each of the Russell Insurance Funds reflect fee waivers and expense reimbursements that the Funds' adviser has voluntarily agreed to make for the year 2000. These may be changed at any time without notice. Absent the fee waivers and expense reimbursements the expenses would be higher. See the disclosure at the bottom of page 3. For additional information about expenses of the Portfolios and Funds, see the prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds attached to this prospectus.

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees of the Contracts.

The tables on the following pages present the accumulation unit values for Contracts issued prior to the date of this prospectus. The Contracts issued prior to the date of this prospectus are different in certain material respects from Contracts offered currently. The values shown below for Back Load Contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the Back Load Contracts described in this prospectus.

     ACCUMULATION UNIT VALUES
     CONTRACTS ISSUED ON OR AFTER MARCH 31, 1995 AND PRIOR TO MARCH 31, 2000


     NORTHWESTERN MUTUAL SERIES FUND, INC.


                                                       FOR YEARS ENDED
                                                         DECEMBER 31                            FOR THE NINE
                                   -------------------------------------------------------       MONTHS ENDED
                                      1999            1998          1997           1996         DEC. 31, 1995
                                   ----------      ---------     ----------     ----------      -------------

SMALL CAP GROWTH STOCK DIVISION
Front Load Version
 Beginning of Period*              $    1.000              --            --             --                 --
 End of Period                     $    1.856              --            --             --                 --
Back Load Version
 Beginning of Period*              $    1.000              --            --             --                 --
 End of Period                     $    1.846              --            --             --                 --
Number of Units
Outstanding, End of Period
 Front Load                           149,996              --            --             --                 --
 Back Load                            481,140              --            --             --                 --

AGGRESSIVE GROWTH STOCK DIVISION
Front Load Version
 Beginning of Period               $    1.859      $   1.735     $    1.530     $    1.305      $       1.000
 End of Period                     $    2.662      $   1.859     $    1.735     $    1.530      $       1.305
Back Load Version
 Beginning of Period               $    3.808      $   3.585     $    3.188     $    2.743      $       2.115
 End of Period                     $    5.408      $   3.808     $    3.585     $    3.188      $       2.743
Number of Units
Outstanding, End of Period
 Front Load                         1,185,824       1,195,051       832,513        568,732            255,895
 Back Load                          3,585,337       3,703,653     2,962,218      1,734,023            407,729

INTERNATIONAL EQUITY DIVISION
Front Load Version
 Beginning of Period               $    1.605      $    1.537    $    1.374     $    1.140      $       1.000
 End of Period                     $    1.964      $    1.605    $    1.537     $    1.374      $       1.140
Back Load Version
 Beginning of Period               $    1.893      $    1.829    $    1.649     $    1.380      $       1.218
 End of Period                     $    2.298      $    1.893    $    1.829     $    1.649      $       1.380
Number of Units
Outstanding, End of Period
 Front Load                           727,940         669,024       575,775        286,469             32,573
 Back Load                          3,063,127       3,028,502     2,488,184      1,281,128            374,986

INDEX 400 STOCK DIVISION
Front Load Version
 Beginning of Period*              $    1.000              --            --             --                 --
 End of Period                     $    1.125              --            --             --                 --
Back Load Version
 Beginning of Period*              $    1.000              --            --             --                 --
 End of Period                     $    1.119              --            --             --                 --
Number of Units
Outstanding, End of Period
 Front Load                           162,971              --            --             --                 --
 Back Load                            388,194              --            --             --                 --

GROWTH STOCK DIVISION
Front Load Version
 Beginning of Period               $    2.375      $    1.883    $    1.456     $    1.209      $       1.000
 End of Period                     $    2.898      $    2.375    $    1.883     $    1.456      $       1.209
Back Load Version
 Beginning of Period               $    2.491      $    1.991    $    1.552     $    1.300      $       1.082
 End of Period                     $    3.013      $    2.491    $    1.991     $    1.552      $       1.300
Number of Units
Outstanding, End of Period
 Front Load                           613,097         447,934       422,029        257,158            103,292
 Back Load                          3,381,484       2,761,432     1,870,296        922,390            227,218

GROWTH AND INCOME STOCK DIVISION
Front Load Version
 Beginning of Period               $    2.271      $    1.852    $    1.430     $    1.197      $       1.000
 End of Period                     $    2.431      $    2.271    $    1.852     $    1.430      $       1.197
Back Load Version
 Beginning of Period               $    2.382      $    1.959    $    1.525     $    1.287      $       1.083
 End of Period                     $    2.528      $    2.382    $    1.959     $    1.525      $       1.287
Number of Units
Outstanding, End of Period
 Front Load                           757,434         736,836       540,977        208,323            114,414
 Back Load                          3,306,924       3,046,517     1,940,827      1,215,721            310,321

                                                       FOR YEARS ENDED
                                                         DECEMBER 31                            FOR THE NINE
                                   -------------------------------------------------------       MONTHS ENDED
                                      1999            1998          1997           1996         DEC. 31, 1995
                                   ----------      ---------     ----------     ----------      -------------
INDEX 500 STOCK DIVISION
Front Load Version
 Beginning of Period               $     2.597     $    2.026    $    1.527     $    1.249      $       1.000
 End of Period                     $     3.128     $    2.597    $    2.026     $    1.527      $       1.249
Back Load Version
 Beginning of Period               $     4.037     $    3.175    $    2.414     $    1.991      $       1.604
 End of Period                     $     4.820     $    4.037    $    3.175     $    2.414      $       1.991
Number of Units
Outstanding, End of Period
 Front Load                          1,247,611      1,057,935       690,248        454,096            278,235
 Back Load                           5,417,756      4,504,322     3,279,176      1,970,961            471,752

BALANCED DIVISION
Front Load Version
 Beginning of Period               $     1.912     $    1.615    $    1.334     $    1.181      $       1.000
 End of Period                     $     2.118     $    1.912    $    1.615     $    1.334      $       1.181
Back Load Version
 Beginning of Period               $     6.771     $    5.768    $    4.806     $    4.290      $       3.655
 End of Period                     $     7.436     $    6.771    $    5.768     $    4.806      $       4.290
Number of Units
Outstanding, End of Period
 Front Load                          1,800,477      1,768,955     1,296,330        786,271            164,302
 Back Load                           2,897,246      2,565,265     2,109,606      1,347,427            372,457

HIGH YIELD BOND DIVISION
Front Load Version
 Beginning of Period               $     1.496     $    1.530    $    1.326     $    1.112      $       1.000
 End of Period                     $     1.483     $    1.496    $    1.530     $    1.326      $       1.112
Back Load Version
 Beginning of Period               $     1.546     $    1.595    $    1.394     $    1.178      $       1.067
End of Period                      $     1.520     $    1.546    $    1.595     $    1.394      $       1.178
Number of Units
Outstanding, End of Period
 Front Load                            380,690        400,132        95,718         55,625                 --
 Back Load                           1,174,446      1,400,604       967,118        572,121            138,470

SELECT BOND DIVISION
Front Load Version
 Beginning of Period               $     1.350     $    1.266    $    1.161     $    1.129      $       1.000
 End of Period                     $     1.331     $    1.350    $    1.266     $    1.161      $       1.129
Back Load Version
 Beginning of Period               $     7.088     $    6.703    $    6.201     $    6.078      $       5.419
 End of Period                     $     6.929     $    7.088    $    6.703     $    6.201      $       6.078
Number of Units
Outstanding, End of Period
 Front Load                            214,565        159,609        72,941         38,713             26,732
 Back Load                             364,139        368,314       271,027        182,907             50,828

MONEY MARKET DIVISION
Front Load Version
 Beginning of Period               $     1.203     $    1.146    $    1.091     $    1.040      $       1.000
 End of Period                     $     1.259     $    1.203    $    1.146     $    1.091      $       1.040
Back Load Version
 Beginning of Period               $     2.431     $    2.335    $    2.241     $    2.156      $       2.086
 End of Period                     $     2.523     $    2.431    $    2.335     $    2.241      $       2.156
Number of Units
Outstanding, End of Period
 Front Load                          1,980,615      1,564,597     1,439,686      1,843,605            327,441
 Back Load                           1,892,502      1,515,128     1,081,227      1,123,081            379,473


* The initial investments in the Small Cap Growth Stock Division and Index 400 Stock Division were made on April 30, 1999. **The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
(CONTINUED)

RUSSELL INSURANCE FUNDS


                                     FOR THE EIGHT MONTHS ENDED                                        FOR THE EIGHT MONTHS ENDED
                                     --------------------------                                        --------------------------
                                              DECEMBER 31                                                     DECEMBER 31
                                              -----------                                                     -----------
                                                1999                                                             1999
                                                ----                                                             ----
     MULTI-STYLE EQUITY DIVISION                                    REAL ESTATE SECURITIES DIVISION
     Front Load Version                                             Front Load Version
      Beginning of Period*                     $  1.000              Beginning of Period*                     $ 1.000
      End of Period                            $  1.073              End of Period                            $  .925
     Back Load Version                                              Back Load Version
      Beginning of Period*                     $  1.000              Beginning of Period*                     $ 1.000
      End of Period                            $  1.067              End of Period                            $  .920
     Number of Units                                                Number of Units
     Outstanding, End of Period                                     Outstanding, End of Period
      Front Load                                321,514              Front Load                                19,288
      Back Load                                 535,268              Back Load                                 88,176

     AGGRESSIVE EQUITY DIVISION                                     CORE BOND DIVISION
     Front Load Version                                             Front Load Version
      Beginning of Period*                     $  1.000              Beginning of Period*                     $ 1.000
      End of Period                            $  1.106              End of Period                            $  .989
     Back Load Version                                              Back Load Version
      Beginning of Period*                     $  1.000              Beginning of Period*                     $ 1.000
      End of Period                            $  1.100              End of Period                            $  .983
     Number of Units                                                Number of Units
     Outstanding, End of Period                                     Outstanding, End of Period
      Front Load                                 87,678              Front Load                                26,817
      Back Load                                 182,385              Back Load                                 93,910

     NON-U.S. DIVISION
     Front Load Version
      Beginning of Period*                     $  1.000
      End of Period                            $  1.250
     Back Load Version
      Beginning of Period*                     $  1.000
      End of Period                            $  1.243
     Number of Units
     Outstanding, End of Period
      Front Load                                 81,105
      Back Load                                 205,407


*The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED AFTER DECEMBER 16, 1981 AND PRIOR TO MARCH 31, 1995

NORTHWESTERN MUTUAL SERIES FUND, INC.


                                                          FOR THE YEARS ENDED DECEMBER 31
                          ---------------------------------------------------------------------------------------------------
                              1999          1998          1997          1996          1995          1994          1993
                              ----          ----          ----          ----          ----          ----          ----
SMALL CAP GROWTH STOCK
 DIVISION
  Beginning of Period#    $     1.000            --            --            --            --            --            --
  End of Period           $     1.846            --            --            --            --            --            --
Number of Units
  Outstanding, End of
   Period                   1,898,627            --            --            --            --            --            --


AGGRESSIVE GROWTH
 STOCK DIVISION
  Beginning of Period*    $     3.808   $     3.585   $     3.188   $     2.743   $     1.994   $     1.915   $     1.628
  End of Period           $     5.408   $     3.808   $     3.585   $     3.188   $     2.743   $     1.994   $     1.915
Number of Units
  Outstanding, End of
   Period                  14,666,263    18,213,135    20,861,309    21,479,837    19,083,707    17,290,856    11,319,698


INTERNATIONAL EQUITY
 DIVISION
  Beginning of Period**   $     1.893   $     1.829   $     1.649   $     1.380   $     1.220   $     1.236   $     1.000
  End of Period           $     2.298   $     1.893   $     1.829   $     1.649   $     1.380   $     1.220   $     1.236
Number of Units
  Outstanding, End of
   Period                  15,307,814    19,261,448    22,910,908    22,132,206    21,338,267    21,538,113     8,548,091


INDEX 400 STOCK
 DIVISION
  Beginning of Period#    $     1.000            --            --            --            --            --            --
  End of Period           $     1.119            --            --            --            --            --            --
Number of Units
  Outstanding, End of
   Period                   1,241,398            --            --            --            --            --            --


GROWTH STOCK DIVISION
  Beginning of Period+    $     2.491   $     1.991   $     1.552   $     1.300   $     1.006   $     1.000            --
  End of Period           $     3.013   $     2.491   $     1.991   $     1.552   $     1.300   $     1.006            --
Number of Units
  Outstanding, End of
   Period                   8,576,102     7,215,894     6,045,075     4,845,965     2,970,905     1,311,686            --


GROWTH AND INCOME STOCK
 DIVISION
  Beginning of Period+    $     2.382   $     1.959   $     1.525   $     1.287   $     0.994   $     1.000            --
  End of Period           $     2.528   $     2.382   $     1.959   $     1.525   $     1.287   $     0.994            --
Number of Units
  Outstanding, End of
   Period                   9,502,862    10,866,893     8,963,724     7,054,484     5,605,215     3,129,287            --


INDEX 500 STOCK
 DIVISION
  Beginning of Period*    $     4.037   $     3.175   $     2.414   $     1.991   $     1.469   $     1.470   $     1.356
  End of Period           $     4.820   $     4.037   $     3.175   $     2.414   $     1.991   $     1.469   $     1.470
Number of Units
  Outstanding, End of
   Period                  20,900,522    21,467,931    21,531,879    20,092,060    18,961,291    17,624,809    16,051,619


BALANCED DIVISION
  Beginning of Period     $     6.771   $     5.768   $     4.806   $     4.290   $     3.436   $     3.480   $     3.216
  End of Period           $     7.436   $     6.771   $     5.768   $     4.806   $     4.290   $     3.436   $     3.480
Number of Units
  Outstanding, End of
   Period                  35,440,432    40,487,926    44,638,127    48,457,793    52,575,295    59,200,252    63,940,609


HIGH YIELD BOND
 DIVISION
  Beginning of Period+    $     1.546   $     1.595   $     1.394   $     1.178   $     1.022   $     1.000            --
  End of Period           $     1.520   $     1.546   $     1.595   $     1.394   $     1.178   $     1.022            --
Number of Units
  Outstanding, End of
   Period                   2,904,325     3,974,656     3,770,055     2,456,295     1,609,770     1,215,989            --


SELECT BOND DIVISION
  Beginning of Period     $     7.088   $     6.703   $     6.201   $     6.078   $     5.167   $     5.384   $     4.941
  End of Period           $     6.929   $     7.088   $     6.703   $     6.201   $     6.078   $     5.167   $     5.384
Number of Units
  Outstanding, End of
   Period                   1,914,749     2,171,879     2,252,704     2,691,481     2,778,441     2,923,557     2,937,137


MONEY MARKET DIVISION
  Beginning of Period     $     2.431   $     2.335   $     2.241   $     2.156   $     2.063   $     2.007   $     1.976
  End of Period           $     2.523   $     2.431   $     2.335   $     2.241   $     2.156   $     2.063   $     2.007
Number of Units
  Outstanding, End of
   Period                   7,329,873     6,699,739     6,270,333     7,029,739     7,896,022     8,608,326     7,614,186







                              FOR THE YEARS ENDED DECEMBER 31
                          ---------------------------------------
                               1992          1991         1990
                               ----          ----         ----
SMALL CAP GROWTH STOCK
 DIVISION
  Beginning of Period#             --            --           --
  End of Period                    --            --           --
Number of Units
  Outstanding, End of
   Period                          --            --           --


AGGRESSIVE GROWTH
 STOCK DIVISION
  Beginning of Period*    $     1.556   $     1.010   $    1.000
  End of Period           $     1.628   $     1.556   $    1.010
Number of Units
  Outstanding, End of
   Period                   7,939,571     3,208,965       81,406


INTERNATIONAL EQUITY
 DIVISION
  Beginning of Period**            --            --           --
  End of Period                    --            --           --
Number of Units
  Outstanding, End of
   Period                          --            --           --


INDEX 400 STOCK
 DIVISION
  Beginning of Period#             --            --           --
  End of Period                    --            --           --
Number of Units
  Outstanding, End of
   Period                          --            --           --


GROWTH STOCK DIVISION
  Beginning of Period+             --            --           --
  End of Period                    --            --           --
Number of Units
  Outstanding, End of
   Period                          --            --           --


GROWTH AND INCOME STOCK
 DIVISION
  Beginning of Period+             --            --           --
  End of Period                    --            --           --
Number of Units
  Outstanding, End of
   Period                          --            --           --


INDEX 500 STOCK
 DIVISION
  Beginning of Period*    $     1.280   $     1.000   $    1.000
  End of Period           $     1.356   $     1.280   $    1.000
Number of Units
  Outstanding, End of
   Period                   4,774,008     2,593,051       30,451


BALANCED DIVISION
  Beginning of Period     $     3.092   $     2.526   $    2.531
  End of Period           $     3.216   $     3.092   $    2.526
Number of Units
  Outstanding, End of
   Period                  62,756,051    59,013,265    8,632,612


HIGH YIELD BOND
 DIVISION
  Beginning of Period+             --            --           --
  End of Period                    --            --           --
Number of Units
  Outstanding, End of
   Period                          --            --           --


SELECT BOND DIVISION
  Beginning of Period     $     4.677   $     4.052   $    3.787
  End of Period           $     4.941   $     4.677   $    4.052
Number of Units
  Outstanding, End of
   Period                   2,667,880     2,087,901    1,970,476


MONEY MARKET DIVISION
  Beginning of Period     $     1.936   $     1.855   $    1.739
  End of Period           $     1.976   $     1.936   $    1.855
Number of Units
  Outstanding, End of
   Period                   8,478,941     9,098,558   10,506,714



# The initial investments in the Small Cap Growth Stock Division and Index 400 Stock Division were made on April 30, 1999.
* The initial investments in the Aggressive Growth Stock Division and Index 500 Stock Division were made on December 12, 1990.
** The initial investment in the International Equity Division was made on
   April 30, 1993.
+ The initial investments in the Growth Stock Division, Growth and Income Stock Division, and High Yield Bond Division were made on May 3, 1994

ACCUMULATION UNIT VALUES
(CONTINUED)

RUSSELL INSURANCE FUNDS


                               FOR THE EIGHT MONTHS ENDED                                    FOR THE EIGHT MONTHS ENDED
                                       DECEMBER 31                                                   DECEMBER 31
                                          1999                                                           1999
                                          ----                                                           ----
     MULTI-STYLE EQUITY DIVISION                                   REAL ESTATE SECURITIES DIVISION
       Beginning of Period*           $     1.000                    Beginning of Period*              $  1.000
       End of Period                  $     1.067                    End of Period                     $   .920
     Number of Units                                               Number of Units
       Outstanding, End of Period       1,475,825                    Outstanding, End of Period         248,726

     AGGRESSIVE EQUITY DIVISION                                    CORE BOND DIVISION
       Beginning of Period*           $     1.000                    Beginning of Period*              $  1.000
       End of Period                  $     1.100                    End of Period                     $   .983
     Number of Units                                               Number of Units
       Outstanding, End of Period         760,721                    Outstanding, End of Period         580,967

     NON-U.S. DIVISION
       Beginning of Period*           $     1.000
       End of Period                  $     1.243
     Number of Units
       Outstanding, End of Period         813,542



*The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981

NORTHWESTERN MUTUAL SERIES FUND, INC.



                                                          FOR THE YEARS ENDED DECEMBER 31
                          --------------------------------------------------------------------------------------------------
                              1999          1998          1997          1996          1995          1994          1993
                              ----          ----          ----          ----          ----          ----          ----
SMALL CAP GROWTH STOCK
 DIVISION
  Beginning of Period#    $     1.000            --            --            --            --            --            --
  End of Period           $     1.852            --            --            --            --            --            --
Number of Units
  Outstanding, End of
   Period                      95,329            --            --            --            --            --            --


AGGRESSIVE GROWTH STOCK
 DIVISION
  Beginning of Period*    $     3.965   $     3.714   $     3.286   $     2.813   $     2.035   $     1.945   $     1.645
  End of Period           $     5.658   $     3.965   $     3.714   $     3.286   $     2.813   $     2.035   $     1.945
Number of Units
  Outstanding, End of
   Period                     370,788       479,410       640,838       890,850       861,229       805,409       602,390


INTERNATIONAL EQUITY
 DIVISION
  Beginning of Period**   $     1.947   $     1.872   $     1.680   $     1.398   $     1.230   $     1.240   $     1.000
  End of Period           $     2.376   $     1.947   $     1.872   $     1.680   $     1.398   $     1.230   $     1.240
Number of Units
  Outstanding, End of
   Period                     630,123       647,767     1,297,660     1,332,812     1,166,796     1,529,309       912,421


INDEX 400 STOCK DIVISION
  Beginning of Period#    $     1.000            --            --            --            --            --            --
  End of Period           $     1.123            --            --            --            --            --            --
Number of Units
  Outstanding, End of
   Period                     167,651            --            --            --            --            --            --


GROWTH STOCK DIVISION
  Beginning of Period+    $     2.549   $     2.027   $     1.573   $     1.311   $     1.009            --            --
  End of Period           $     3.100   $     2.549   $     2.027   $     1.573   $     1.311            --            --
Number of Units
  Outstanding, End of
   Period                     372,659       247,491       327,731       118,168         1,782            --            --


GROWTH AND INCOME STOCK
 DIVISION
  Beginning of Period+    $     2.438   $     1.995   $     1.546   $     1.298   $     0.997            --            --
  End of Period           $     2.601   $     2.438   $     1.995   $     1.546   $     1.298            --            --
Number of Units
  Outstanding, End of
   Period                     254,027       310,014       348,188        69,566         9,498            --            --


INDEX 500 STOCK DIVISION
  Beginning of Period*    $     4.202   $     3.289   $     2.488   $     2.042   $     1.499   $     1.492   $     1.370
  End of Period           $     5.043   $     4.202   $     3.289   $     2.488   $     2.042   $     1.499   $     1.492
Number of Units
  Outstanding, End of
   Period                   6,687,760     7,343,357     8,175,537     9,600,286    10,111,615    10,735,943    12,320,684


BALANCED DIVISION
  Beginning of Period     $     7.372   $     6.248   $     5.180   $     4.601   $     3.667   $     3.695   $     3.398
  End of Period           $     8.137   $     7.372   $     6.248   $     5.180   $     4.601   $     3.667   $     3.695
Number of Units
  Outstanding, End of
   Period                   2,738,126     3,013,626     3,845,538     4,743,812     5,651,599     6,525,821     7,060,303


HIGH YIELD BOND DIVISION
  Beginning of Period+    $     1.582   $     1.624   $     1.412   $     1.188   $     1.025            --            --
  End of Period           $     1.563   $     1.582   $     1.624   $     1.412   $     1.188            --            --
Number of Units
  Outstanding, End of
    Period                     77,269       183,181       600,752       428,588            --            --            --


SELECT BOND DIVISION
  Beginning of Period     $     7.719   $     7.263   $     6.685   $     6.520   $     5.515   $     5.719   $     5.222
  End of Period           $     7.583   $     7.719   $     7.263   $     6.685   $     6.520   $     5.515   $     5.719
Number of Units
  Outstanding, End of
   Period                     715,024       899,839     1,012,083     1,215,131     1,172,420     1,266,751     1,389,667


MONEY MARKET DIVISION
  Beginning of Period     $     2.646   $     2.529   $     2.416   $     2.312   $     2.201   $     2.131   $     2.088
  End of Period           $     2.761   $     2.646   $     2.529   $     2.416   $     2.312   $     2.201   $     2.131
Number of Units
  Outstanding, End of
   Period                     898,198     1,723,332       893,452     1,103,625     1,264,988     1,020,911       788,050





                               FOR THE YEARS ENDED DECEMBER 31
                          ----------------------------------------
                               1992          1991         1990
                               ----          ----         ----
SMALL CAP GROWTH STOCK
 DIVISION
  Beginning of Period#             --            --           --
  End of Period                    --            --           --
Number of Units
  Outstanding, End of
   Period                          --            --           --


AGGRESSIVE GROWTH STOCK
 DIVISION
  Beginning of Period*    $     1.564   $     1.010   $    1.000
  End of Period           $     1.645   $     1.564   $    1.010
Number of Units
  Outstanding, End of
   Period                     459,581       262,149        9,478


INTERNATIONAL EQUITY
 DIVISION
  Beginning of Period**            --            --           --
  End of Period                    --            --           --
Number of Units
  Outstanding, End of
   Period                          --            --           --


INDEX 400 STOCK DIVISION
  Beginning of Period#             --            --           --
  End of Period                    --            --           --
Number of Units
  Outstanding, End of
   Period                          --            --           --


GROWTH STOCK DIVISION
  Beginning of Period+             --            --           --
  End of Period                    --            --           --
Number of Units
  Outstanding, End of
   Period                          --            --           --


GROWTH AND INCOME STOCK
 DIVISION
  Beginning of Period+             --            --           --
  End of Period                    --            --           --
Number of Units
  Outstanding, End of
   Period                          --            --           --


INDEX 500 STOCK DIVISION
  Beginning of Period*    $     1.287   $     1.000   $    1.000
  End of Period           $     1.370   $     1.287   $    1.000
Number of Units
  Outstanding, End of
   Period                     242,871        33,349       13,511


BALANCED DIVISION
  Beginning of Period     $     3.250   $     2.642   $    2.635
  End of Period           $     3.398   $     3.250   $    2.642
Number of Units
  Outstanding, End of
   Period                   8,324,438     8,795,056    9,637,964


HIGH YIELD BOND DIVISION
  Beginning of Period+             --            --           --
  End of Period                    --            --           --
Number of Units
  Outstanding, End of
    Period                         --            --           --


SELECT BOND DIVISION
  Beginning of Period     $     4.918   $     4.239   $    3.943
  End of Period           $     5.222   $     4.918   $    4.239
Number of Units
  Outstanding, End of
   Period                   1,411,347     1,590,698    1,590,884


MONEY MARKET DIVISION
  Beginning of Period     $     2.035   $   1.940    $     1.810
  End of Period           $     2.088   $   2.035    $     1.940
Number of Units
  Outstanding, End of
   Period                   1,231,018   1,393,920      2,143,153







# The initial investments in the Small Cap Growth Stock Division and Index 400 Stock Division were made on April 30, 1999.
* The initial investments in the Index 500 Stock Division and Aggressive Growth Stock Division were made on December 12, 1990.
** The initial investment in the International Equity Division was made on
   April 30, 1993.
+ The initial investments in the Growth Stock Division, Growth and Income Stock Division, and High Yield Bond Division were made on May 3, 1994.

ACCUMULATION UNIT VALUES
(CONTINUED)


RUSSELL INSURANCE FUNDS



                                  FOR THE EIGHT MONTHS ENDED                                      FOR THE EIGHT MONTHS ENDED
                                         DECEMBER 31                                                     DECEMBER 31
                                           1999                                                             1999
                                           ----                                                             ----
     MULTI-STYLE EQUITY DIVISION                                  REAL ESTATE SECURITIES DIVISION
       Beginning of Period*                $1.000                   Beginning of Period*                    $1.000
       End of Period                       $1.071                   End of Period                           $ .923
     Number of Units                                              Number of Units
       Outstanding, End of Period           7,554                   Outstanding, End of Period               4,656

     AGGRESSIVE EQUITY DIVISION                                   CORE BOND DIVISION
       Beginning of Period*                $1.000                   Beginning of Period*                    $1.000
       End of Period                       $1.104                   End of Period                           $ .986
     Number of Units                                              Number of Units
       Outstanding, End of Period           7,374                   Outstanding, End of Period               2,618

     NON-U.S. DIVISION
       Beginning of Period*                $1.000
       End of Period                       $1.247
     Number of Units
       Outstanding, End of Period1          2,237

*The initial investment was made on April 30, 1999.



THE COMPANY

The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is the nation's _______ largest life insurance company, based on total assets in excess of $85 billion on December 31, 1999, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Northwestern Mutual Life sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual Life is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

"We" in this prospectus means Northwestern Mutual Life.

NML VARIABLE ANNUITY ACCOUNT A

We established the Account on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law.

The Account has sixteen Divisions. The money you invest to provide variable benefits under your Contract is placed in one or more of the Divisions as you direct.

Under Wisconsin law, the investment operations of the Account are kept separate from our other operations. The values for your Contract will not be affected by income, gains or losses for the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Account for your Contract will determine the value of your Contract benefits and will not affect the rest of our business. The assets in the Account are reserved for you and other Contract owners, although the assets belong to us and we do not hold the assets as a trustee. We and our creditors cannot reach those assets to satisfy other obligations until our obligations under your Contract have been satisfied. But all of our assets (except those we hold in some other separate accounts) are available to satisfy our obligations under your Contract.

The Account is not registered as an investment company under the Investment Company Act of 1940.

THE FUNDS

Northwestern Mutual Series Fund, Inc. is composed of eleven separate portfolios which operate as separate mutual funds. The portfolios are the Small Cap Growth Stock Portfolio, Aggressive Growth Stock Portfolio, International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio. The Account buys shares of each Portfolio at net asset value, that is, without any sales charge.

Northwestern Mutual Investment Services, LLC ("NMIS"), our wholly-owned subsidiary, is the investment adviser to the Fund. We provide the people and facilities that NMIS uses in performing its investment advisory functions, and we are a party to the investment advisory agreement. NMIS has retained J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, Inc. under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio.

The Russell Insurance Funds include five separate portfolios which operate as separate mutual funds. These are the Multi-Style Equity Fund, Aggressive Equity Fund, Non-U.S. Fund, Real Estate Securities Fund and Core Bond Fund. The Account buys shares of each of the Russell Insurance Funds at net asset value, that is, without any sales charge.

The assets of each of the Russell Insurance Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Insurance Funds. Russell is our majority-owned subsidiary.

FOR MORE INFORMATION REGARDING THE MUTUAL FUNDS, INCLUDING INFORMATION ABOUT THEIR INVESTMENT OBJECTIVES AND EXPENSES, SEE THE PROSPECTUSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC. AND RUSSELL INSURANCE FUNDS ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE MUTUAL FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST IN THE CONTRACTS.
--------------------------------------------------------------------------------
THE CONTRACTS
PURCHASE PAYMENTS UNDER THE CONTRACTS

AMOUNT AND FREQUENCY A purchase payment is the money you give us to pay for your Contract. You may make purchase payments monthly, quarterly, semiannually, annually or on any other frequency acceptable to us.

For Back Load Contracts the minimum amount for each purchase payment is $25. We will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For Front Load Contracts the minimum initial purchase payment is $10,000. The minimum amount for each subsequent purchase payment is $25 for all Contracts.

Purchase payments may not exceed the applicable federal income tax limits. See "Federal Income Taxes", p. 17.

APPLICATION OF PURCHASE PAYMENTS We credit net purchase payments, after deduction of any sales load, to the Account and allocate them to one or more Divisions as you direct. We then invest those assets in shares of the Portfolio or Fund which corresponds to that Division.


We apply purchase payments to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent your interest in the Account. There are Class A Accumulation Units and Class B Accumulation Units for the Back Load Contracts. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of purchase payments and the length of time that the funds have been held under a Back Load Contract. See "Mortality Rate and Expense Risk Charges", p. 18. The number of Accumulation Units you receive for each net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of the Division we make after we receive your purchase payment at our Home Office. Receipt of purchase payments at a lockbox facility we have designated will be considered the same as receipt at the Home Office. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open, and at any other time required by the Investment Company Act of 1940.


The number of your Accumulation Units will be increased by additional purchase payments or transfers into the Account and decreased by withdrawals or transfers out of the Account. The investment experience of the Account does not change the number (as distinguished from the value) of your Accumulation Units.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio or Fund). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. (See "Net Investment Factor", p. 13.) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

You may direct all or part of a purchase payment to the Guaranteed Interest Fund. Amounts you direct to the Guaranteed Interest Fund will be invested on a fixed basis. See "The Guaranteed Interest Fund", p. 16.

NET INVESTMENT FACTOR

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio or Fund when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio or Fund.



Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share on the valuation date immediately preceding the current valuation date, (c) less an adjustment to provide for the deduction for mortality rate and expense risks that we have assumed. (See "Deductions", p.18.)

The Portfolios and Funds will distribute investment income and realized capital gains to the Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio or Fund. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.


BENEFITS PROVIDED UNDER THE CONTRACTS

The benefits provided under the Contracts consist of a withdrawal amount, a death benefit and a maturity benefit. Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below.



WITHDRAWAL AMOUNT On or prior to the maturity date you are entitled to withdraw the Accumulation Units credited to your Contract and receive the value thereof less the applicable withdrawal charge. (See "Withdrawal Charge", p. 19.) The value, which may be either greater or less than the amount you paid, is determined as of the valuation date coincident with or next following our receipt of your written request for withdrawal on a form we provide. The forms are available from our Home Office and our agents. You may withdraw a portion of the Accumulation Units on the same basis, except that we will not grant a partial withdrawal which would result in a Contract value of less $2,000 remaining; we will treat a request for such a partial withdrawal as a request to surrender the entire Contract. Amounts distributed to you upon withdrawal of all or a portion of Accumulation Units may be subject to federal income tax. (See "Federal Income Taxes", p. 17.) A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59-1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55.


If annuity payments are being made under Payment Plan 1 the payee may surrender the Contract and receive the value of the Annuity Units credited to his Contract, less the applicable withdrawal charge. (See "Withdrawal Charge", p.
19) Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", p.14.)


DEATH BENEFIT

1. Amount of the Death Benefit. If the Annuitant dies before the maturity date, the death benefit will not be less than the Contract value determined as of the valuation date that coincides with or next follows the date on which we receive proof of death at our Home Office. If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will not be less than the amount of purchase payments we received, less withdrawals.

An enhanced death benefit is available at extra cost. Prior to the first Contract anniversary the enhanced death benefit is equal to the total purchase payments received less any amounts withdrawn. On any Contract anniversary prior to the Primary Annuitant's 80th birthday, the enhanced death benefit is the Contract value on that date, but not less than what the enhanced death benefit was on the last preceding valuation date. On any other valuation date before the Primary Annuitant's 80th birthday, the enhanced death benefit will be the amount determined on the most recent Contract anniversary, plus purchase payments we receive thereafter, less withdrawals. On any valuation date on or after the Primary Annuitant's 80th birthday the enhanced death benefit will be the enhanced death benefit on the Contract anniversary immediately prior to the Primary Annuitant's 80th birthday increased by purchase payments we received and decreased by any amounts withdrawn after that Contract anniversary. We deduct the extra cost for the enhanced death benefit from the Contract value on each Contract anniversary while the enhanced death benefit is in effect. See "Enhanced Death Benefit Charge", p. 19. The enhanced death benefit is available for issue ages up to 65 and must be elected when the Contract is issued. The enhanced death benefit will remain in effect until the maturity date or the death of the Primary Annuitant or you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

2. Distribution of the Death Benefit.

When the employee dies, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent annuitant has been named, the death benefit becomes payable to the Owner.

MATURITY BENEFIT Purchase payments under the Contract are payable until the maturity date specified in the Contract. You may select any date up to age 90 as the maturity date, subject to applicable tax and state law requirements, including the minimum distribution requirements (See "Minimum Distribution Requirements, p. 17). On the maturity date, if you have not elected any other permissible payment plan, we will change the maturity date to the Contract anniversary nearest the Annuitant's 90th birthday. On that date, if you have not elected any other permissible payment plan, we will pay the value of the Contract in monthly payments for life under a variable payment plan with payments certain for ten years.


VARIABLE PAYMENT PLANS

We will pay part or all of the benefits under a Contract under a variable payment plan you select. The payment plan starts on the maturity date. See "Maturity Benefit", above. Under a variable plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 17.

DESCRIPTION OF PAYMENT PLANS The following payment plans are available:

1. Payments for a Certain Period. An annuity payable monthly for a specified period of five to 30 years.

2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, we will make payments as they are due to the designated contingent beneficiary. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period.


3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.


We may limit the election of a payment plan to one that results in an initial payment of at least $50. A payment plan will continue even if payments fall to less than $50 after the payment plan begins.


From time to time we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates we publish for those plans.


AMOUNT OF ANNUITY PAYMENTS We will determine the amount of the first annuity payment on the basis of the particular payment plan you select, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. We will calculate the amount of the first annuity payment on a basis that takes into account the length of time over which we expect annuity payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the interest of the Contract in each Division of the Account after annuity payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulated Units become Class B Annuity Units on the maturity date.


ASSUMED INVESTMENT RATE The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

ADDITIONAL INFORMATION

TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS You may change the allocation of purchase payments among the Divisions and transfer values from one Division to another both before and after annuity payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which Division or apportionment is best suited to your long-term investment needs.

You may at any time change the allocation of purchase payments among the Divisions by written notice to us. Purchase payments we receive at our Home Office on and after the date on which we receive the notice will be applied to provide Accumulation Units in one or more Divisions on the basis of the new allocation.

Before the effective date of a payment plan you may, upon written request, transfer Accumulation Units from one Division to another. After the effective date of a payment plan the payee may transfer Annuity Units from one Division to another. We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. For Accumulation Units the minimum amount which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. For each transfer beginning with the thirteenth in any Contract year we may deduct a transfer fee of $25 from the amount transferred. We currently make no charge for transfers.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the stock and bond markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time.

You may transfer amounts which you have invested on a fixed basis to any Division of the Account, and the value of Accumulation Units in any Division of the Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. See "The Guaranteed Interest Fund", p. 16.

After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1) a payee may transfer to either form of life annuity at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate and the Annuitant's adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We permit other transfers between payment plans subject to such limitations we may reasonably determine. Generally, however, we do not permit transfer from a payment plan involving a life contingency to a payment plan which does not involve the same life contingency.

You may make transfers from the Money Market Division at any time while a payment plan is in force. The Contracts provide that transfers between the other Divisions and transfers between payment plans may be made after the payment plan has been in force for at least 90 days and thereafter whenever at least 90 days have elapsed since the date of the last transfer. At present we permit transfers at any time. We will make the transfer as of the close of business on the valuation date coincident with or next following the date on which we receive the request for transfer at our Home Office, or at a later date you request.

GENDER-BASED ANNUITY PAYMENT RATES Federal law, and the laws of certain states, may require that annuity considerations and annuity payment rates be determined without regard to the sex of the Annuitant. Because we offer the Contracts for use with HR-10 Plans where these rules may have general application, the annuity payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available on request. Prospective purchasers of the Contracts should review any questions in this area with qualified counsel.


OWNERS OF THE CONTRACTS The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the retirement plan, but may be the employer or the Annuitant or other person. The Annuitant is the person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Annuitant. In this prospectus, "you" means the Owner or a prospective purchaser of the Contract.


DEFERMENT OF BENEFIT PAYMENTS We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable payment plan, until after the end of any period during which the right to redeem shares of either of the mutual funds is suspended, or payment of the redemption value is postponed, and for any period during which the New York Stock Exchange is closed or trading thereon is restricted or an emergency exists, so that valuation of the assets of the Fund or disposal of securities they hold is not reasonably practical; or as such deferment is otherwise permitted by applicable law.


DIVIDENDS The Contracts share in our divisible surplus, to the extent we determine annually, except while payments are being made under a variable payment plan. Distributions of divisible surplus are commonly referred to as "dividends". Any contributions to our divisible surplus would result from more favorable expense experience than we have assumed in determining the deductions. We do not expect the Contracts to make a significant contribution to our divisible surplus and we do not expect to pay dividends on the Contracts.


For the Back Load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. See "Mortality Rate and Expense Risk Charges", p. 18. The Contracts issued prior to the date of this prospectus do not include this conversion feature, and we currently pay dividends on some of those Contracts. See "Dividends for Contracts Issued Prior to March 31, 2000", p. 20.


SUBSTITUTION AND CHANGE Pursuant to authority of our Board of Trustees, (a) we may invest the assets of a Division in securities of another mutual fund or another issuer, instead of the Portfolio or Fund in which you have invested, as a substitute for the shares you already have or as the securities to be purchased in the future, or (b) we may modify the provisions of the Contracts to assure qualification for the benefits provided by the provisions of the Internal Revenue Code relating to retirement annuity or variable annuity contracts, or to comply with any other applicable federal or state laws. In the event of any such substitution or change, we may make appropriate endorsement on Contracts having an interest in the Account and take such other action as may be necessary to effect the substitution or change.

FIXED ANNUITY PAYMENT PLANS We will also pay Contract benefits under fixed annuity payment plans which are not described in this Prospectus. If you select a fixed annuity, we will cancel the Accumulation Units credited to your Deferred Contract, we will transfer the withdrawal value of the Contract to our general account, and you will no longer have any interest in the Account. We may make a withdrawal charge in determining the withdrawal value. (See "Withdrawal Amount", p. 13, and "Withdrawal Charge", p. 19)

FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual Life appear in the Statement of Additional Information.
--------------------------------------------------------------------------------
THE GUARANTEED INTEREST FUND

You may direct all or part of your purchase payments to the Guaranteed Interest Fund for investment on a fixed basis. You may transfer amounts previously invested in the Account Divisions to the Guaranteed Interest Fund, prior to the maturity date, and you may transfer amounts in the Guaranteed Interest Fund to the Account Divisions. In each case these transfers are subject, to the restrictions described in the Contract.

Amounts you invest in the Guaranteed Interest Fund become part of our general assets. In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the Guaranteed Interest Fund under the Securities Act of 1933 and we have not registered the Guaranteed Interest Fund as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Fund nor any interests therein are generally subject to these Acts. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Fund. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts you invest in the Guaranteed Interest Fund earn interest at rates we declare from time to time. We will guarantee the interest rate for each amount for at least one year. The interest rate will be at an annual effective rate of at least 3%. At the expiration of the period for which we guarantee the interest rate, a new interest rate may apply. We credit interest and compound it daily. We determine the effective date for a transaction involving the Guaranteed Interest Fund in the same manner as the effective date for a transaction involving a Division of the Account.

Investments in the Guaranteed Interest Fund are subject to a maximum limit of $1,000,000 ($250,000 in New York) without our prior consent. To the extent that a purchase payment or transfer from a Division of the Account causes the Contract's interest in the Guaranteed Interest Fund to exceed this maximum limit, we will place the amount of the excess in the Money Market Division and it will remain there until the you instruct us otherwise.

Transfers from the Guaranteed Interest Fund to the Account Divisions are subject to limits. After a transfer from the Guaranteed Interest Fund we will allow no further transfers from the Guaranteed Interest Fund for a period of 365 days; in addition, we will allow no further transfers back into the Guaranteed Interest Fund for a period of 90 days. The maximum amount that you may transfer from the Guaranteed Interest Fund in one transfer is the greater of (1) 25% of the amount that you had invested in the Guaranteed Interest Fund as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the Guaranteed Interest Fund. But in no event will this maximum transfer amount be less than $1,000 or more than $50,000. (The $50,000 limit does not apply in New York.)

The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the Guaranteed Interest Fund do not bear any expenses of either of the mutual funds. Other charges under the Contracts apply for amounts in the Guaranteed Interest Fund as they are described in this prospectus for amounts you invest on a variable basis. (See "Deductions", p. 18). For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions.

FEDERAL INCOME TAXES

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event Contracts should be issued pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

CONTRIBUTION LIMITS


Any employer, including a self-employed person, can establish a plan under
Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $30,000 or 25% of compensation or earned income (up to $170,000, indexed).


Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, "top heavy" rules apply if more than 60% of the contributions or benefits are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

TAXATION OF CONTRACT BENEFITS

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as annuity payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each benefit payment which represents a return of the employee's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. A 50% penalty tax may be imposed on payments to the extent they are less than certain required minimum amounts. In addition, a 10% penalty tax may be imposed on benefits paid in excess of the benefits provided under the Plan formula if the payee is or was a "5% owner" of the employer while a participant in the Plan.

Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a return of the employee's "investment in the contract." Benefits received as a "lump sum distribution" may be eligible for a separate tax averaging calculation and, with certain limited exceptions, all benefits are subject to the tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59-1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55 or unless payments are made for medical expenses in excess of 7.5% of the employee's Adjusted Gross Income.

A loan from the Plan to an employee, other than an owner-employee, may be taxable as ordinary income depending on the amount and terms of the loan. A loan to an owner-employee is a prohibited transaction under the Code and could disqualify the Plan.

Benefit payments will be subject to mandatory 20% withholding unless (1) they are rolled over directly to another tax-qualified plan or an individual retirement arrangement, (2) they are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, or (3) they are "required minimum distributions."


MINIMUM DISTRIBUTION REQUIREMENTS As a general rule, the Plan is required to make certain required distributions to the employee during the employee's life and to the employee's beneficiary following the employee's death.

The Plan must make the first required distribution by the "required beginning date" and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made over the life or life expectancy of the employee or the lives or life expectancies of the employee and the employee's beneficiary. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or, if the employee is not a "5% owner" of the employer, the calendar year in which the employee retires.

Upon the death of the employee, the Plan must make distributions under one of the following two rules.

If the employee dies on or after the required beginning date, any remaining interest of the employee must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death. The method of distribution is determined by the age of the employee and the beneficiary and whether their life expectancies are being recalculated each year.

If the employee dies before the required beginning date, the employee's entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the employee's death. If the employee's interest is payable to a beneficiary designated by the employee, the employee's interest may be paid over the life or life expectancy of that beneficiary, provided distribution begins by December 31 of the calendar year following the year of the employee's death. If the sole designated beneficiary is the employee's spouse, the spouse may roll over the Contract into an IRA owned by the spouse.


The rules governing Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel.

TAXATION OF NORTHWESTERN MUTUAL LIFE

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. We are currently making no charge. (See "Net Investment Factor", p. 13 and "Deductions", below.)

DEDUCTIONS

We will make the following deductions:

SALES LOAD For the Front Load Contract we deduct a sales load from all purchase payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on cumulative purchase payments we have received and the rates in the table below:



Cumulative Purchase Payments
Paid Under the Contract                          Rate
First $100,000                                   4.5%
Next $400,000                                    2.0%
Next $500,000                                    1.0%
Balance over $1,000,000                          0.5%




MORTALITY RATE AND EXPENSE RISK CHARGES

Amount of Mortality Rate and Expense Risk Charges. The net investment factor (see "Net Investment Factor", p. 13) we use in determining the value of Accumulation and Annuity Units reflects a deduction on each valuation date for mortality rate and expense risks we have assumed. For the Front Load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.5% of the assets of the Account. For the Back Load Contract the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Account. For the Back Load Contracts the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.5% of the assets of the Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75% for the Front Load Contract, 1.50% for the Back Load Contract Class B Accumulation and Annuity Units, and 0.75% for the Back Load Contract Class A Accumulation and Annuity Units.

Reduction in Mortality Rate and Expense Risk Charges. For the Back Load Contracts we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract value is at least $25,000 and the purchase payment which paid for the Class B Accumulation Units has reached Category Zero, that is, its withdrawal charge rate is 0%. See "Withdrawal Charge" p.19.

As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in the Guaranteed Interest Fund. We do not convert Annuity Units from Class B to Class A.

Risks and Expenses. The risks we assume are (a) the risk that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected, and (b) the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract. The deduction for these risks is the only expense item paid by the Account to date. The mutual funds pay expenses which are described in the attached prospectuses for the mutual funds.

The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the mutual funds as described under "Substitution and Change", p. 16, and any applicable taxes, i.e., any tax liability we have paid or reserved for resulting from the maintenance or operation of a Division of the Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see "Taxation of Northwestern Mutual Life", p. 18), nor do we anticipate that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.

CONTRACT FEE On each Contract anniversary prior to the maturity date we make a deduction of $30 for administrative expenses relating to a Deferred Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge, if the Contract value on the Contract anniversary is $25,000 or more.

WITHDRAWAL CHARGE

Withdrawal Charge Rates. For Back Load Contracts, a withdrawal charge free amount is available on a Contract if the Contract value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. Otherwise, we will deduct a withdrawal charge for sales expenses if you withdraw Class B Accumulation Units for cash. We will base the withdrawal charge on the Categories and the Rates in the table below. We base the amount in each Category on cumulative purchase payments you have made and on the number of Contract anniversaries that have occurred since you made each purchase payment.


Category                                         Rate
--------                                         ----
Eight.............................................6%
Seven.............................................6
Six...............................................6
Five..............................................5
Four..............................................4
Three.............................................3
Two...............................................2
One...............................................1
Zero..............................................0

The first $100,000 of total purchase payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional purchase payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the contract. However, any amounts we use to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges.

Waiver of Withdrawal Charges. When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving purchase payments received prior to the date of death to Category Zero.

We will waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first contract year, in accordance with the terms of the Contract. You may not make purchase payments after we are given proof of a terminal illness or confinement.


We will make no withdrawal charge when you select a variable payment plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable payment plan which is not contingent on the payee's life (Plan 1).

For fixed payment plans the Contract provides for deduction of the withdrawal charge when the payment plan is selected. By current administrative practice, we will waive the withdrawal charge upon selection of a fixed payment plan for a certain period of 12 years or more (Plan 1) or any fixed payment plan which involves a life contingency (Plans 2 or 3) if you select the payment plan after the Contract has been in force for at least one full year.


ENHANCED DEATH BENEFIT CHARGE On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Account and the Guaranteed Interest Fund in proportion to the amounts you have invested.

PREMIUM TAXES The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 1% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.


EXPENSES FOR THE PORTFOLIOS AND FUNDS The expenses borne by the Portfolios and Funds in which the assets of the Account are invested are described in the prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds. See the prospectuses attached to this prospectus.

CONTRACTS ISSUED PRIOR TO MARCH 31, 2000 During the period prior to March 31, 2000 and after March 31, 1995 we issued both Front Load Contracts and Back Load Contracts. For the Front Load Contracts the deduction for sales expenses is 4% on the first $100,000, 2% on the next $400,000, 1% the next $500,000, and 0.5%
on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The charge against Accumulation Units for mortality and expense risks is 0.4% of the assets of the Account, which we may raise to a maximum rate of 0.75%. The charge against Annuity Units for mortality and expense risks is zero, which we may raise to a maximum rate of 0.75%. For the Back Load Contracts there is a surrender charge of 8% on the first $100,000 of purchase payments, 4% on the next $400,000, 2% on the next $500,000, and 1% on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase payment reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for these Contracts is 1.25% of the assets of the Account, which we may raise to a maximum annual rate of 1.50%. The Annual Contract fee is $30. We currently waive the Contract fee if the Contract value is $50,000 or more.

CONTRACTS ISSUED PRIOR TO MARCH 31, 1995 For Contracts issued prior to March 31, 1995 and after December 16, 1981 there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of purchase payments, 4% on the next $75,000 and 2% on purchase payments in excess of $100,000, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase payment reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Account. The annual Contract fee is the lesser of $30 or 1% of the Contract value. See the table of accumulation unit values on page 8.

CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981 For Contracts issued prior to December 17, 1981 there is no surrender charge, but purchase payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Account, which we may raise to a maximum annual rate of 1%. There is no annual Contract fee. See the table of accumulation unit values on page 10.

DIVIDENDS FOR CONTRACTS ISSUED PRIOR TO MARCH 31, 2000 During the year 2000 we are paying dividends on approximately 20% of the in-force variable annuity Contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.

Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract value of less than $30,000, and about 75% of those with a value above $30,000 will receive dividends. The expected dividend payout for the year 2000 represents about 0.39% of the average variable Contract value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific contract is about 0.70%.

We pay any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash.

REDUCED CHARGES FOR EXCHANGE TRANSACTIONS As a matter of current practice, we permit owners of fixed dollar annuities we have previously issued to exchange those contracts for Front Load or Back Load Contracts without paying a second charge for sales expenses. This rule is subject to a number of exceptions and qualifications. We may change or withdraw it at any time.

In general, we make a $25 administrative charge on these exchange transactions and we permit only one such transaction in any 12-month period. Transactions on this basis are subject to a limit of 20% of the amount held under the fixed annuity contract in any 12-month period, but we are presently waiving this limit.

Amounts exchanged from a fixed contract which provides for a surrender charge are not charged for sales expenses when the exchange is effected. We place these amounts in the same withdrawal charge category under the new Back Load Contract as they were before.

We place exchange proceeds from fixed contracts which have no surrender charge provisions in the 0% withdrawal charge category. As an alternative, exchange proceeds from such a fixed contract may be added to a Front Load Contract or to a Deferred Contract issued prior to December 17, 1981 without any deduction for sales expenses.

Fixed annuity contracts (which are not described in this prospectus) are available in exchange for the Contracts on a comparable basis.

-------------------------------------------------------------------------------
DISTRIBUTION OF THE CONTRACTS

We sell the Contracts through individuals who, in addition to being licensed insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, LLC, our wholly-owned subsidiary. Northwestern Mutual Investment Services, LLC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. Where state law requires, these agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts will not exceed 4% of purchase payments.

            TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


                                                PAGE
                                                ----
DISTRIBUTION OF THE
  CONTRACTS.....................................B-2
DETERMINATION OF ANNUITY
  PAYMENTS......................................B-2
    Amount of Annuity Payments..................B-2
    Annuity Unit Value..........................B-3
    Illustrations of Variable Annuity
      Payments..................................B-3
VALUATION OF ASSETS OF THE
  ACCOUNT.......................................B-4
TRANSFERABILITY RESTRICTIONS....................B-4
EXPERTS.........................................B-4
FINANCIAL STATEMENTS OF THE
  ACCOUNT (for the two years ended
   December 31, 1999)...........................B-5
REPORT OF INDEPENDENT
  ACCOUNTANTS (for the two
  years ended December 31, 1999)................B-11
FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL LIFE
   (for the three years ended
   December 31, 1999)...........................B-12
REPORT OF INDEPENDENT
  ACCOUNTANTS (for the three years
   ended December 31, 1999).....................B-25









     This Prospectus sets forth concisely the information about NML Variable Annuity Account A that a prospective investor ought to know before investing. Additional information about Account A has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone (414) 271-1444.


------------------------------------------------------------------------------------------------------------
     TO:  The Northwestern Mutual Life Insurance Company

         Annuity and Accumulation Products Marketing Department
           Room E12J
         720 East Wisconsin Avenue
         Milwaukee, WI 53202

      Please send a Statement of Additional Information for NML Variable Annuity Account A to:

       Name
            -------------------------------------------------------------------------------------------------

       Address
              -----------------------------------------------------------------------------------------------

              -----------------------------------------------------------------------------------------------

       City                                                                State              Zip
            ---------------------------------------------------------------       ------------    -----------


More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.

To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-800-519-4665. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

N O R T H W E S T E R N  M U T U A L  L I F E

INDIVIDUAL VARIABLE ANNUITY CONTRACTS
for Retirement Plans of Self-Employed Persons and Their Employees


NML VARIABLE ANNUITY ACCOUNT A

NORTHWESTERN MUTUAL SERIES FUND, INC.

RUSSELL INSURANCE FUNDS

P    R    O    S    P    E    C    T    U    S


Investment Company Act File Nos. 811-3990 and 811-5371


NORTHWESTERN
MUTUAL LIFE(R)

PO Box 3095
Milwaukee  WI  53201-3095

Change Service Requested




40902

                       STATEMENT OF ADDITIONAL INFORMATION


                           VARIABLE ANNUITY CONTRACTS
       (for Retirement Plans of Self-Employed Persons and their Employees)

                         NML VARIABLE ANNUITY ACCOUNT A
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                          ("Northwestern Mutual Life")


--------------------------------------------------------------------------------

        This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.

--------------------------------------------------------------------------------



        The Date of the Prospectus to which this Statement of Additional Information Relates is March 31, 2000.

        The Date of this Statement of Additional Information is March 31, 2000.

                          DISTRIBUTION OF THE CONTRACTS

      The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS").

      NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years:


                    Year               Amount
                    ----               ------
                    1999             $2,679,128
                    1998             $2,760,049
                    1997             $2,203,105



                        DETERMINATION OF ANNUITY PAYMENTS

      The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 14, including "Description of Payment Plans", p. 14, "Amount of Annuity Payments", p. 14, and "Assumed Investment Rate", p. 14; "Dividends",
p. 15; "Net Investment Factor", p. 13; and "Deductions", p. 18.

      AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with age adjustment.

      Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual Life.

      The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

      The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

         ANNUITY UNIT VALUE The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual Life.

         The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.



         ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.


         (1)      Assumed number of Accumulation Units in
                  Balanced Division on maturity date .......................................  25,000

         (2)      Assumed Value of an Accumulation Unit in
                  Balanced Division at maturity.............................................  $2.000000

         (3)      Cash Value of Contract at maturity, (1) X (2).............................  $50,000

         (4)      Assumed applicable monthly payment rate per
                  $1,000 from annuity rate table............................................  $5.35

         (5)      Amount of first payment from Balanced Division,
                  (3) X (4) divided by $1,000...............................................  $267.50

         (6)      Assumed Value of Annuity Unit in
                  Balanced Division at maturity.............................................  $1.500000

         (7)      Number of Annuity Units credited in
                  Balanced Division, (5) divided by (6).....................................  178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of
178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be
178.33 multiplied by $1.501000, or $267.68.

         However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.


         For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

         The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual Life.

                          TRANSFERABILITY RESTRICTIONS

         Ownership of a Contract cannot be changed or the Contract sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual Life; except, that if the Owner of the Contract is a trustee of an employee trust qualified under the Code, or the custodian of a custodial account treated as such, it may transfer the Contract to a successor trustee or custodian. In addition, the trustee or custodian, as well as the employer under a qualified non-trusted pension plan, may assign the Contract to an employee upon termination of employment.


                                     EXPERTS

         The financial statements of the Account as of December 31, 1999 and for each of the two years in the period ended December 31, 1999 and of Northwestern Mutual Life as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

                     Pages B-5 through B-11 are reserved for
                          pages    through    from the
                         December 31, 1999 Annual Report
                       for NML Variable Annuity Account A.

                FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE


The following financial statements of Northwestern Mutual Life should be considered only as bearing upon the ability of Northwestern Mutual Life to meet its obligations under the Contracts.


             (pages B-12 through B-25 are reserved for the 12/31/99
                      Consolidated Financial Statements of
                 The Northwestern Mutual Life insurance Company)







                     The accompanying notes are an integral
                        part of the financial statements

                               TABLE OF CONTENTS





                                                                                                               PAGE
                                                                                                               ----
DISTRIBUTION OF THE CONTRACTS...................................................................................B-2

DETERMINATION OF ANNUITY PAYMENTS...............................................................................B-2
         Amount of Annuity Payments.............................................................................B-2
         Annuity Unit Value.....................................................................................B-3
         Illustrations of Variable Annuity Payments.............................................................B-3

VALUATION OF ASSETS OF THE ACCOUNT..............................................................................B-4

TRANSFERABILITY RESTRICTIONS....................................................................................B-4

EXPERTS.........................................................................................................B-4

FINANCIAL STATEMENTS OF THE ACCOUNT.............................................................................B-5
(for the two years ended December 31, 1999)

REPORT OF INDEPENDENT ACCOUNTANTS..............................................................................B-11
(for the two years ended December 31, 1999)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE...............................................................B-12
(for the three years ended December 31, 1999)

REPORT OF INDEPENDENT ACCOUNTANTS..............................................................................B-25
(for the three years ended December 31, 1999)


                                     PART C
                                OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
         (a)               Financial Statements
                           The financial statements of NML Variable Annuity Account A and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

                           NML Variable Annuity Account A
                           (for the two years ended December 31, 1999)
                             Statement of Assets and Liabilities
                             Statement of Operations and Changes in Equity Notes to Financial Statements
                             Report of Independent Accountants

                           The Northwestern Mutual Life Insurance Company (for the three years ended December 31, 1999)
                             Consolidated Statement of Financial Position
                             Consolidated Summary of Operations
                             Consolidated Statement of Changes in Surplus
                             Consolidated Statement of Cash Flows
                             Notes to Consolidated Statutory Financial
                             Statements Report of Independent Accountants

         (b)      Exhibits

                  Exhibit B(4)(a)           Flexible Payment Variable Annuity
                                            Front Load Contract, RR.V.A.
                                            (032000) (sex neutral)

                  Exhibit B(4)(a)(1)        Flexible Payment Variable Annuity
                                            Back Load Contract, RR.V.A.
                                            (032000) (sex neutral)

                  Exhibit B(4)(b)           Variable Annuity Front Load and Back
                                            Load Contract Payment Rate
                                            Tables, RR.V.A.B (032000), included
                                            in Exhibits B(4)(a) and B(4)(a)(1)
                                            above (sex distinct)

                  Exhibit B(4)(c)           Enhanced Death Benefit for Front
                                            Load and Back Load Contracts, VA.
                                            EDB. (032000), included in Exhibits
                                            B(4)(a) and B(4)(a)(1) above

                  Exhibit B(4)(d)           Waiver of  Withdrawal Charge for
                                            Back Load Contract, VA.WWC.
                                            (032000), included in Exhibit
                                            B(4)(a)(1) above

                  Exhibit B(5)              Application  forms  for Front  Load
                                            and Back  Load  Contracts,
                                            included in Exhibits B(4)(a) and
                                            B(4)(a)(1) above

                  Exhibit B(10)             Consent of PricewaterhouseCoopers
                                            LLP (to be filed by amendment)


Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of January 1, 2000, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.



TRUSTEES

Name                                                          Business Address
----                                                          ----------------
R. Quintus Anderson                                           Aarque Capital Corporation
                                                              20 West Fairmount Avenue
                                                              P.O. Box 109
                                                              Lakewood, NY 14750-0109

Edward E. Barr                                                Sun Chemical Corporation
                                                              222 Bridge Plaza South
                                                              Fort Lee, NJ  07024

Gordon T. Beaham III                                          Faultless Starch/Bon Ami Co.
                                                              1025 West Eighth Street
                                                              Kansas City, MO 64101

Robert C. Buchanan                                            Fox Valley Corporation
                                                              100 West Lawrence Street
                                                              P.O. Box 727
                                                              Appleton, WI  54911

Robert E. Carlson                                             The Northwestern Mutual Life
                                                              Insurance Company
                                                              720 East Wisconsin Avenue
                                                              Milwaukee, WI 53202

George A. Dickerman                                           Spalding Sports Worldwide
                                                              425 Meadow Street
                                                              P.O. Box 901
                                                              Chicopee, MA  01021-0901

Pierre S. du Pont                                             Richards, Layton and Finger
                                                              P.O. Box 551
                                                              1 Rodney Square
                                                              Wilmington, DE 19899

James D. Ericson                                              The Northwestern Mutual Life
                                                              Insurance Company
                                                              720 East Wisconsin Avenue
                                                              Milwaukee, WI 53202

J. E. Gallegos                                                Gallegos Law Firm
                                                              460 St. Michaels Drive
                                                              Building 300
                                                              Santa Fe, NM 87505


Stephen N. Graff                                              805 Lone Tree Road
                                                              Elm Grove, WI 53122-2014

Patricia Albjerg Graham                                       Graduate School of Education
                                                              Harvard University
                                                              420 Gutman
                                                              Cambridge, MA  02138

Stephen F. Keller                                             101 South Las Palmas Avenue
                                                              Los Angeles, CA 90004

Barbara A. King                                               Landscape Structures, Inc.
                                                              Route 3
                                                              601-7th Street South
                                                              Delano, MN 55328

J. Thomas Lewis                                               228 St. Charles Avenue
                                                              Suite 1024
                                                              New Orleans, LA 70130

Daniel F. McKeithan, Jr.                                      Tamarack Petroleum Company, Inc.
                                                              Suite 1920
                                                              777 East Wisconsin Avenue
                                                              Milwaukee, WI 53202

Guy A. Osborn                                                 Universal Foods Corp.
                                                              433 East Michigan Street
                                                              Milwaukee, WI 53202

Timothy D. Proctor                                            Diageo plc
                                                              8 Henrietta Place
                                                              London W1M 9AG
                                                              United Kingdom

H. Mason Sizemore, Jr.                                        The Seattle Times
                                                              Fairview Avenue North and John Street
                                                              P.O. Box 70
                                                              Seattle, WA  98109

Harold B. Smith, Jr.                                          Illinois Tool Works, Inc.
                                                              3600 West Lake Avenue
                                                              Glenview, IL 60625-5811

Sherwood H. Smith, Jr.                                        Carolina Power & Light Company
                                                              411 Fayetteville Street Mall
                                                              P.O. Box 1551
                                                              Raleigh, NC  27602

Peter M. Sommerhauser                                         Godfrey & Kahn, S.C.
                                                              780 North Water Street
                                                              Milwaukee, WI 53202-3590


John E. Steuri                                                Advanced Thermal Technologies
                                                              2102 Riverfront Drive, Suite 120
                                                              Little Rock, AR 72202-1747

John J. Stollenwerk                                           Allen-Edmonds Shoe Corporation
                                                              201 East Seven Hills Road
                                                              P.O. Box 998
                                                              Port Washington, WI 53074-0998

Barry L. Williams                                             Williams Pacific Ventures, Inc.
                                                              100 First Street
                                                              Suite 2350
                                                              San Francisco, CA 94105

Kathryn D. Wriston                                            c/o Shearman & Sterling
                                                              599 Lexington Avenue
                                                              Room 1126
                                                              New York, NY 10022

EXECUTIVE OFFICERS

Name                                        Title
----                                        -----
Deborah A. Beck                             Senior Vice President
William H. Beckley                          Senior Vice President
Robert J. Berdan                            Vice President
John M. Bremer                              Executive Vice President, General Counsel & Secretary
Peter W. Bruce                              Executive Vice President
Robert E. Carlson                           Executive Vice President and Trustee
Steven T. Catlett                           Vice President
Mark G. Doll                                Senior Vice President
Thomas E. Dyer                              Vice President
James D. Ericson                            President and Chief Executive Officer, Trustee
Richard L. Hall                             Senior Vice President
William C. Koenig, FSA                      Senior Vice President and Chief Actuary
Gary E. Long                                Vice President and Controller
Susan A. Lueger                             Vice President
Meridee J. Maynard                          Vice President
Donald L. Mellish                           Senior Vice President
Bruce L. Miller                             Senior Vice President
Gregory C. Oberland                         Vice President
Barbara F. Piehler                          Vice President
James F. Reiskytl                           Vice President
Mason G. Ross                               Senior Vice President
John E. Schlifske                           Vice President
Leonard F. Stecklein                        Senior Vice President - Policyowner Services
Frederic H. Sweet                           Senior Vice President
J. Edward Tippetts                          Vice President
Martha M. Valerio                           Vice President
W. Ward White                               Vice President
Walt J. Wojcik                              Senior Vice President

Edward J. Zore                              Executive Vice President

OTHER OFFICERS

Name                                                                   Title
----                                                                   -----
John M. Abbott                                       Associate Director - Benefits Research
Carl G. Amick                                        Director - Disability Benefits
Thomas R. Anderson                                   Vice President - Marketing
Maria J. Avila                                       Assistant Controller
Michael J. Backus                                    Associate Director - Information Systems
John E. Bailey                                       Senior Actuary
Nicholas H. Bandow                                   Assistant Director - Information Systems
Lynn F. Bardele                                      Assistant Director - Field Training & Development
Margaret A. Barkley                                  Assistant Director
Walter L. Barlow                                     Assistant Director - Education
Rebekah B. Barsch                                    Director - NML Foundation
Sandra L. Barton                                     Assistant Director - Marketing
Bradford P. Bauer                                    Assistant Director - Advanced Marketing
Beth M. Berger                                       Assistant General Counsel & Assistant Secretary
Frederick W. Bessette                                Assistant General Counsel & Assistant Secretary
Carrie L. Bleck                                      Assistant Director
D. Rodney Bluhm                                      Assistant General Counsel
Jessica J. Borgmann                                  Assistant Director - Agency Recruiting
Willette Bowie                                       Employee Relations Director
Martin R. Braasch                                    Director - Underwriting Standards & Services
Patricia R. Braeger                                  Associate Director - Information Systems
James A. Brewer                                      Investment Research Officer
William J. Buholzer                                  Employee Relations Director
Michael S. Bula                                      Assistant General Counsel
Jerry C. Burg                                        Associate Director - Field Benefits
Pency P. Byhardt                                     Assistant Director - New Business
Gregory B. Bynan                                     Director - Corporate Services
Kim M. Cafaro                                        Assistant General Counsel & Assistant Secretary
John E. Cain                                         Assistant Director - Life Benefits
Gwen C. Canady                                       Assistant Director-Mutual Funds
Shanklin B. Cannon, M.D.                             Medical Director - Life Products/Research
Terese J. Capizzi                                    Assistant Director
Kurt P. Carbon                                       Assistant Regional Director
John P. Carrick                                      Assistant Director - Investment Services
Michael G. Carter                                    Assistant General Counsel & Assistant Secretary
William W. Carter                                    Associate Actuary
John E. Caspari                                      Assistant Director - Advertising & Corporate
                                                       Information
Walter J. Chossek                                    Associate Controller
Thomas R. Christenson                                Director - Advanced Marketing
Eric P. Christophersen                               Associate Director
Alan E. Close                                        Associate Controller
Carolyn M. Colbert                                   Assistant Director - New Business
Margaret Winter Combe                                Director - Corporate Development

Virginia A. Corwin                                   Assistant Director - New Business
Barbara E. Courtney                                  Associate Director - Mutual Funds
Dennis J. Darland                                    Assistant Director - Disability Income
Thomas H. Davis                                      Associate Director - Information Systems
Nicholas De Fino                                     Assistant Director
Carol A. Detlaf                                      Director - Annuity Administration
Colleen Devlin                                       Assistant Director - Communications
Glen W. DeZeeuw                                      Director - Agency Services
Joseph Dobering, III                                 Director - Underwriting Standards & Services
Jennifer L. Docea                                    Actuary
Lisa C. Dodd                                         Actuary
Richard P. Dodd                                      Assistant Director - Agency
Daniel C. Dougherty                                  Director - Personal Markets
Margaret T. Dougherty                                Assistant Director - Information Systems
John R. Dowell                                       Director - Workforce Diversity
William O. Drehfal                                   Assistant Director - Media Services
Steven J. Dryer                                      Associate Director
Jeffrey S. Dunn                                      Vice President
John E. Dunn                                         Assistant General Counsel & Assistant Secretary
Somayajulu Durvasula                                 Associate Director - Field Financial
James R. Eben                                        Assistant General Counsel & Assistant Secretary
Magda El Sayed                                       Assistant Director - Information Systems
Michael S. Ertz                                      Assistant Director - Advanced Marketing
Thomas F. Fadden                                     Assistant Director - Information Systems
Christina H. Fiasca                                  Director - Policyowner Services
Zenia J. Fieldbinder                                 Assistant Director - Annuity Accumulation
Richard F. Fisher                                    Senior Actuary
Dennis J. Fitzpatrick                                Director - Advanced Marketing
Jon T. Flaschner                                     Director - Policyowner Services
Kate M. Fleming                                      Assistant General Counsel & Assistant Secretary
Carol J. Flemma                                      Assistant Director - Marketing
John E. Fobes II                                     Assistant Director - Agency Services
Donald Forecki                                       Investment Officer
Phillip B. Franczyk                                  Vice President
Stephen H. Frankel                                   Vice President
Anne A. Frigo                                        Assistant Director - New Business
Richard R. Garthwait                                 Vice President - Field Financial
David L. Georgenson                                  Director - Agent Development
Timothy L. Gergens                                   Financial Officer
Paulette A. Getschman                                Assistant Director - Policyowner Services
James W. Gillespie                                   Vice President
Walter M. Givler                                     Director - Corporate Services
Robert P. Glazier                                    Director - New Business
Robert K. Gleeson, M.D.                              Vice President - Medical Director
Mark J. Gmach                                        Director - Agency
Jason G. Goetze                                      Assistant Director - Marketing
David Lee Gosse                                      Assistant Director - Disability Benefits
William F. Grady                                     Director of Field Finances
John M. Grogan                                       Director - Disability Income
Thomas C. Guay                                       Director - Field Financial
Gerald A. Haas                                       Assistant Director - Information Systems

Patricia Ann Hagen                                   Assistant Director - Information Systems
Ronald D. Hagen                                      Vice President
Lori A. Hanes                                        Director - Human Resources
William M. Harris                                    Assistant Regional Director - South
Dennis R. Hart                                       Assistant Director - Agent Development
James C. Hartwig                                     Vice President - Advanced Marketing
Paul F. Heaton                                       Assistant General Counsel & Assistant Secretary
William L. Hegge                                     Associate Director of Telecommunications
Wayne F. Heidenreich                                 Medical Director
Jacquelyn F. Heise                                   Associate Director - Information Systems
Robert L. Hellrood                                   Director - New Business
Herbert F. Hellwig                                   Assistant Director - Personal Markets
Jane A. Herman                                       Director - Term Upgrade
Gary M. Hewitt                                       Vice President & Treasurer
Donna R. Higgins                                     Associate Director - Information Systems
David L. Hilbert                                     Investment Officer
Karla D. Hill                                        Human Resource Officer
Susan G. Hill                                        Assistant Director
John D. Hillmer                                      Assistant Director - Information Systems
Hugh L. Hoffman                                      Assistant Director - Information Systems
Richard S. Hoffmann                                  Director - Audit
Terence J. Holahan                                   Assistant Director - Long Term Care Sales
Bruce Holmes                                         Associate Actuary
Elizabeth S. Idleman                                 Assistant General Counsel & Assistant Secretary
Scott C. Iodice                                      Assistant Director - Agency
Joseph P. Jansky                                     Assistant Director - Corporate Planning
Michael D. Jaquint                                   Assistant Actuary
Dolores A. Juergens                                  Associate Director of Restaurant Operations
Mark Kaprelian                                       Assistant General Counsel & Assistant Secretary
Marilyn J. Katz                                      Assistant Director - Medical Consultants
John C. Kelly                                        Associate Controller
Kevin C. Kennedy                                     Assistant Director - Architecture
James B. Kern                                        Regional Director - Central Region
Donald C. Kiefer                                     Vice President
Jason T. Klawonn                                     Assistant Actuary
Allen B. Kluz                                        Director - Field Financial
Beatrice C. Kmiec                                    Assistant Regional Director - East
James A. Koelbl                                      Assistant General Counsel & Assistant Secretary
John L. Kordsmeier                                   Director - Policyowner Services
Robert J. Kowalsky                                   Chief Architect
Carol L. Kracht                                      Assistant General Counsel & Assistant Secretary
Martha Krawczak                                      Officer - Life and Disability
Jeffrey J. Krygiel                                   Assistant Actuary
Todd L. Laszewski                                    Associate Actuary
Patrick J. Lavin                                     Director - Disability Benefits
James L. Lavold                                      Associate Director - Meetings
Elizabeth J. Lentini                                 Assistant General Counsel & Assistant Secretary
Sally Jo Lewis                                       Assistant General Counsel & Assistant Secretary
Mark P. Lichtenberger                                Associate Director - LINK Technical Planning
Paul E. Lima                                         Vice President-International Insurance Operations
Steven M. Lindstedt                                  Assistant Director - Information Systems

Melissa C. Lloyd                                     Assistant Director - Advanced Marketing
James Lodermeier                                     Assistant Director - Tax Planning
George R. Loxton                                     Assistant General Counsel & Assistant Secretary
Mary M. Lucci                                        Director - New Business
Christine M. Lucia                                   Human Resources Officer
Mark J. Lucius                                       Corporate Information Officer
Merrill C. Lundberg                                  Assistant General Counsel & Assistant Secretary
Jon K. Magalska                                      Associate Actuary
Jean M. Maier                                        Vice President - Life Benefits
Joseph Maniscalco                                    Associate Director - Information Systems
Raymond J. Manista                                   Assistant General Counsel & Assistant Secretary
Steven C. Mannebach                                  Assistant Director - Field Financial Services
Jeffrey S. Marks                                     Multi Life, Research & Reinsurance Officer
Steve Martinie                                       Assistant General Counsel & Assistant Secretary
Ted A. Matchulat                                     Actuarial Products Officer
Shawn P. Mauser                                      Assistant Director - Personal Markets
Margaret McCabe                                      Director - Policy Benefits Systems
Richard A. McComb                                    Director - Human Resources
William L. McCown                                    Vice President & Investment Counsel
Paul E. McElwee                                      Assistant General Counsel & Assistant Secretary
James L. McFarland                                   Assistant General Counsel & Assistant Secretary
Daniel E. McGinley                                   Director - Management Development
Allan J. McDonell                                    Assistant Director - Equity Compliance
Mark J. McLennon                                     Assistant Director
Arthur J. Mees Jr.                                   Assistant Actuary
Robert J. Meiers                                     Ad Valorem Tax Manager
Larry S. Meihsner                                    Assistant General Counsel & Assistant Secretary
Robert G. Meilander                                  Vice President
Richard E. Meyers                                    Assistant General Counsel
Patricia A. Michel                                   Assistant Director - Policyowner Services
Jay W. Miller                                        Vice President & Tax Counsel
Sara K. Miller                                       Vice President
Jill Mocarski                                        Associate Medical Director
Tom M. Mohr                                          Director of Policyowner Services - South
Richard C. Moore                                     Associate Actuary
Scott J. Morris                                      Assistant General Counsel & Assistant Secretary
Sharon A. Morton                                     Investment Officer
Adrian J. Mullin                                     Assistant Director - Personal Markets
Timothy P. Murphy                                    Assistant Director-Marketing
Randolph J. Musil                                    Assistant Director - Advanced Marketing
John E. Muth                                         Assistant Director - Advanced Marketing
David K. Nelson                                      Assistant General Counsel
Ronald C. Nelson                                     Director
Timothy Nelson                                       Assistant Director - Marketing
Leon W. Nesbitt                                      Vice President-Agency
Karen M. Niessing                                    Director - Policyowner Services
Daniel J. O'Meara                                    Director - Field Financial
Mary Joy O'Meara                                     Assistant Director - Advanced Marketing
Kathleen A. Oman                                     Associate Director - Information Systems
Thomas A. Pajewski                                   Investment Research Officer
Arthur V. Panighetti                                 Director - Tax Planning

Christen L. Partleton                                Associate Director - Policyowner Services
Jeffrey L. Pawlowski                                 Assistant Director - Agency Development
David W. Perez                                       Assistant General Counsel
Judith L. Perkins                                    Assistant General Counsel & Assistant Secretary
Wilson D. Perry                                      Assistant General Counsel & Assistant Secretary
Gary N. Peterson                                     Actuary
John C. Peterson                                     Director of Policyowner Services - West
Harvey W. Pogoriler                                  Assistant General Counsel
Randolph R. Powell, M.D.                             Medical Director
Mark A. Prange                                       Associate Director - Information Systems
Brian R. Pray                                        Assistant Regional Director - New Business
Thomas O. Rabenn                                     Assistant General Counsel & Assistant Secretary
David R. Remstad                                     Senior Actuary
David R. Retherford                                  Assistant Director of New Business - Central
Stephen M. Rhode                                     Assistant Director - Qualified Benefits
Richard R. Richter                                   Vice President
Daniel A. Riedl                                      Assistant General Counsel
Marcia Rimai                                         Vice President - Litigation Counsel
Kathleen M. Rivera                                   Vice President - Insurance Counsel
Faith B. Rodenkirk                                   Assistant Director - Group Marketing
James S. Rolfsmeyer                                  Assistant Director - Information Systems
Lora A. Rosenbaum                                    Director - New Business
Robert K. Roska                                      Associate Director - Information Systems
Sue M. Roska                                         Director - Systems and Services
Harry L. Ruppenthal                                  Director of Policyowner Services - East
Stephen G. Ruys                                      Assistant Director - Information Systems
Rose Kordich Sasich                                  Assistant Director of Systems
Mary Ann Schachtner                                  Director - Field Training & Development
Linda Ann Schaefer                                   Assistant Director - Marketing
Timothy G. Schaefer                                  Assistant Director - Investment Services Architecture
Thomas F. Scheer                                     Assistant General Counsel & Assistant Secretary
Carlen A. Schenk                                     Associate Director
Jane A. Schiltz                                      Vice President - Disability Income
Kathleen H. Schluter                                 Assistant General Counsel & Assistant Secretary
Calvin R. Schmidt                                    Associate Director - Information Systems
Rodd Schneider                                       Assistant General Counsel & Assistant Secretary
Sarah R. Schneider                                   Assistant Director - Corporate Project
John O. Schnorr                                      Assistant Director
Margaret R. Schoewe                                  Vice President - Information Systems
John F. Schroeder                                    Associate Director of Field Office Real Estate
Donna L. Schwartz                                    Assistant Director - Customer Service
Melva T. Seabron                                     Director - Corporate Services
Norman W. Seguin, II                                 Investment Officer - Ad Valorem Taxes
Catherine L. Shaw                                    Assistant General Counsel & Assistant Secretary
John E. Sheaffer, Jr.                                Assistant Director - Agent Development
Janet Z. Silverman                                   Director - New Business
Stephen M. Silverman                                 Assistant General Counsel
David W. Simbro                                      Managing Director - Life Marketing
Paul W. Skalecki                                     Associate Actuary
Cynthia S. Slavik                                    Assistant Director - Environmental Engineer
Landon T. Smith                                      Assistant Director - Replacements

Mark W. Smith                                        Assistant General Counsel & Assistant Secretary
Warren L. Smith, Jr.                                 Investment Officer - Architecture
Steven W. Speer                                      Director - Annuity & Mutual Fund Marketing
Robert J. Spellman, M.D.                             Vice President & Chief Medical Director
Steve P. Sperka                                      Assistant Actuary
Mark A. Stalsberg                                    Assistant Director - Agency
Barbara J. Stansberry                                Director - New Business
Bonnie L. Steindorf                                  Director - Department Operations
Steven H. Steidinger                                 Assistant Director - Marketing
Karen J. Stevens                                     Assistant General Counsel & Assistant Secretary
Steven J. Stribling                                  Associate Actuary
Stephen J. Strommen                                  Associate Actuary
Theodore H. Strupp                                   Assistant Director
Daniel J. Suprenant                                  Director - Group Disability Marketing
Victoria A. Sweigart                                 Human Resources Officer
Rachel L. Taknint                                    Assistant General Counsel & Assistant Secretary
Thomas Talajkowski                                   Assistant Director - Tax Compliance
Paul B. Tews                                         Director - Investment Planning
Deanna L. Tillisch                                   Assistant Director - Media Relations
Susan M. Tompkins                                    Director - Agency
Thomas W. Towers                                     Associate Director - Public Relations
Gloria E. Tracy                                      Assistant Director - Marketing
Linda K. Tredupp                                     Assistant Director - Information Systems
Chris G. Trost                                       Associate Actuary
Mark J. Van Cleave                                   Assistant Director of Marketing Research
Michael T. Van Grinsven                              Assistant Director - Management Development
Mary Beth Van Groll                                  Vice President - Information Systems
Gloria J. Venski                                     Associate Director - Disability Benefits
Janine L. Wagner                                     Assistant Director - Investment Services
Scott E. Wallace                                     Assistant Director - Projects
Hal W. Walter                                        Vice President
P. Andrew Ware                                       Vice President
Mary L. Wehrle-Schnell                               Associate Director - Information Systems
Daniel T. Weidner                                    Assistant Director - Information Systems
Joel S. Weiner                                       Assistant Medical Director
Ronald J. Weir                                       Associate Director - Information Systems
Kenneth R. Wentland                                  Assistant Director of Policyowner Services - East
David B. Wescoe                                      Vice President to President
Sandra D. Wesley                                     Associate Director of Special Projects
Catherine A. Wilbert                                 Assistant General Counsel & Assistant Secretary
David L. Wild                                        Director - Corporate Services
Donald R. Wilkinson                                  Vice President - Agency
Jeffrey B. Williams                                  Risk Manager
John K. Wilson                                       Director - Personal Markets
Penelope A. Woodcock                                 Associate Director - Benefit Systems
Richard W. Woody                                     Assistant Director - Agency
Stanford A. Wynn                                     Assistant Director - Advanced Marketing
Catherine M. Young                                   Assistant General Counsel & Assistant Secretary
Michael L. Youngman                                  Vice President - Legislative Representative
James A. Youngquist                                  Associate Actuary
Richard S. Zakrzewski                                Associate Research Officer

John Zao                                             Assistant Director - Information Systems
Diana M. Zawada                                      Associate Director
Rick T. Zehner                                       Director - Corporate Planning
Patricia A. Zimmermann                               Investment Officer - Real Estate Systems
Ray Zimmermann                                       Director - LINK Information Network
Philip R. Zwieg                                      Vice President - Technical Support
Robert E. Zysk                                       Director - Tax Compliance


The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life"), as of August 31, 1999 are set forth on pages C-12 and C-13. In addition to the subsidiaries set forth pages on C-12 and C-13, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual Life:

         1.       NML Variable Annuity Account A
         2.       NML Variable Annuity Account B
         3.       NML Variable Annuity Account C
         4.       Northwestern Mutual Variable Life Account

         Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds (the "Funds"), shown on page C-12 as subsidiaries of Northwestern Mutual Life, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual Life in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                            NML CORPORATE STRUCTURE*
                             (AS OF AUGUST 31, 1999)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
     General Account
     NML Variable Annuity Account A
     NML Variable Annuity Account B
     NML Variable Annuity Account C
     NML Group Annuity Separate Account
     NML Variable Life Account
     Eiger Corporation - 100%
     Frank Russell Company and its subsidiaries - 100%
     Bradford, Inc. 100%
     NML/Tallahassee, Inc. - 100%
     Northwestern Investment Management Company - 100%
     Northwestern Mutual Las Vegas, Inc. - 100%
     Northwestern Long Term Care Insurance Company - 100%
     Northwestern International Holdings, Inc. - 100%
     Northwestern Foreign Holdings B.V. - 100%
     Saskatoon Centre, Limited (inactive) - 100%
     Northwestern Mutual Series Fund, Inc. (and its 11 portfolios) - 100% Russell Insurance Funds (and its 5 funds) - 70.8%
     Mason Street Funds, Inc. (and its 11 funds) - 77.03%
     MGIC Investment Corporation - 10.5%. MGIC holds 100% of the voting stock of the following:
      Mortgage Guaranty Reinsurance Corporation, MGIC, MGIC Reinsurance Corporation of Wisconsin, MGIC Mortgage Insurance Corporation, and various subsidiaries.
     Baird Financial Corporation - 80%. Baird Financial Corporation holds 83% of the voting stock of Robert W. Baird & Co., Incorporated and various subsidiaries.
     Northwestern Mutual Investment Services, LLC - 100%
     Northwestern Reinsurance Holdings N.V. - 100%
     Northwestern Financial Group LLC - 100%



NML REAL ESTATE HOLDINGS, LLC - 100%

     The Grand Avenue Corporation - 98.54%        Burgundy, Inc. - 100%
     Marina Pacific, Ltd. - 100%                  Amber, Inc. - 100%
     Solar Resources, Inc. - 100%                 Olive, Inc. - 100%
     Rocket Sports, Inc. (inactive) - 100%        Bayridge, Inc. - 100%
     Summit Sports, Inc. - 100%                   Ryan, Inc. - 100%
     Greenway Sports, Inc. - 100%                 Pembrook, Inc. - 100%
     RE Corporation - 100%                        PBClub, Inc. - 100%
     INV Corp. - 100%                             Diversey, Inc. - 100%
     Buffalo Promotions, Inc. - 100%              Larkin, Inc. - 100%
     NW Greenway #1 (inactive) - 100%             Russet, Inc. - 100%
     NW Greenway #9 - 100%
     Logan, Inc. - 100%
     Mitchell, Inc. - 100%
     Cass Corporation - 100%


*Except for MGIC Investment Corporation and its subsidiaries, includes all NML mutual funds and other corporations of which more than 50% ownership is controlled by NML.

                       NML CORPORATE STRUCTURE, CONTINUED*
                             (AS OF AUGUST 31, 1999)



NML SECURITIES HOLDINGS, LLC-100%

     NW Pipeline, Inc. - 100%                           Kristina International Sales, Inc. - 100%
     Painted Rock Development Corporation - 100%        NML/Mid Atlantic, Inc. - 100%
     NML Development Corporation - 100%
     Stadium and Arena Management, Inc. - 100%
     Carlisle Ventures, Inc. - 100%
     Park Forest Northeast, Inc. - 100%
     Travers International Sales, Inc. - 100%
     Highbrook International Sales, Inc. - 100%
     Elderwood International Sales, Inc. - 100%
     Mallon International Sales, Inc. - 100%
     Higgins, Inc. - 100%
     Hobby, Inc. - 100%
     Baraboo, Inc. - 100%
     Elizabeth International Sales, Inc. - 100%
     Sean International Sales, Inc. - 100%
     Alexandra International Sales, Inc. - 100%
     Brian International Sales, Inc. - 100%
     Jack International Sales, Inc. - 100%
     Brendan International Sales, Inc. - 100%
     Justin International FSC, Inc. - 100%
     Mason & Marshall, Inc. - 100%
     North Van Buren, Inc. - 100%
     Northwestern Mutual Life
       International, Inc. - 100%
     White Oaks, Inc. - 100%
     Hazel, Inc. - 100%
     Maroon, Inc. - 100%
     Coral, Inc. - 100%
     Lydell, Inc. - 100%
     Klode, Inc. - 100%
     Chateau, Inc. - 100%
     Lake Bluff, Inc. - 100%
     Nicolet, Inc. - 100%
     Tupelo, Inc. - 100%
     KerryAnne International Sales, Inc. - 100%
     Regina International Sales, Inc. - 100%





*Except for MGIC Investment Corporation and its subsidiaries, includes all NML mutual funds and other corporations of which more than 50% ownership is controlled by NML.

Item 27. Number of Contract Owners

         As of December 31, 1999, 16,950 variable annuity contracts issued in connection with NML Variable Annuity Account A were outstanding. All such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code.

Item 28. Indemnification

         That portion of the By-laws of Northwestern Mutual Life relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual Life, amended by resolution and previously filed as an exhibit to the Registration Statement.

Item 29. Principal Underwriters

         (a) Northwestern Mutual Investment Services, LLC ("NMIS"), the broker-dealer subsidiary of Northwestern Mutual Life, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for NML Variable Annuity Account B and Northwestern Mutual Variable Life Account, separate investment accounts of Northwestern Mutual Life registered under the Investment Company Act of 1940 as unit investment trusts. In addition NMIS is the investment adviser for Northwestern Mutual Series Fund, Inc.

         (b) The directors and officers of NMIS are as follows:

Name                                                                        Position
----                                                                        ---------
Maria J. Avila                                            Assistant Treasurer
Barbara Bay                                               Assistant Director, Equity Compliance, NMIS Office of
                                                            Supervisory Jurisdiction
Deborah A. Beck                                           Director and Vice President, Variable Life Administration
William H. Beckley                                        Executive Vice President, Sales
Peter W. Bruce                                            Director
Robert E. Carlson                                         Director
Thomas A. Carroll                                         Vice President - Common Stocks
Walter J. Chossek                                         Treasurer
Barbara E. Courtney                                       Assistant Treasurer
Jefferson V. De Angelis                                   Vice President - Fixed Income Securities
Mark G. Doll                                              Executive Vice President, Investment Advisory Services
James R. Eben                                             Assistant Secretary
Richard L. Hall                                           Vice President, Variable Life Marketing
Lisa M. Heise                                             Assistant Director, Equity Compliance, NMIS Office of
                                                            Supervisory Jurisdiction
Laila V. Hick                                             Assistant Director, Equity Compliance, NMIS Office of
                                                            Supervisory Jurisdiction
Beatrice C. Kmiec                                         Assistant Vice President, Variable Life Administration
Merrill C. Lundberg                                       Secretary
Meridee J. Maynard                                        President and CEO
Allan J. McDonell                                         Vice President and Chief Compliance Officer
Ignatius L. Smetek                                        Vice President - Common Stocks
Leonard F. Stecklein                                      Vice President - Trust Services
Steven P. Swanson                                         Vice President

Carla A. Thoke                                            Director, Equity Compliance, NMIS Office of Supervisory
                                                            Jurisdiction
J. Edwards Tippetts                                       Vice President, Sales Support
Julie Van Cleave                                          Vice President - Common Stocks
Patricia L. Van Kampen                                    Vice President - Common Stocks
William R. Walker                                         Vice President
Robert J. Ziegler                                         Assistant Treasurer
Edward J. Zore                                            Director

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

         (c) During 1999 life insurance agents of Northwestern Mutual Life who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $2,679,128 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. NMIS received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30. Location of Accounts and Records

         All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual Life at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

         There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

         (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

         As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account A, has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 27th day of January, 2000.

                                           NML VARIABLE ANNUITY ACCOUNT A
                                           (Registrant)

                                           By THE NORTHWESTERN MUTUAL LIFE
                                            INSURANCE COMPANY
                                            (Depositor)

Attest: JOHN M. BREMER                     By:JAMES D.ERICSON
       ------------------------------         ----------------------------------
        John M. Bremer, Executive Vice        James D. Ericson, President
         President, General Counsel            and Chief Executive Officer
         and Secretary

         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the depositor on the 27th day of January, 2000.

                                           THE NORTHWESTERN MUTUAL LIFE
                                           INSURANCE COMPANY
                                           (Depositor)

Attest: JOHN M. BREMER                     By:JAMES D. ERICSON
       -------------------------------        ----------------------------------
        John M. Bremer, Executive Vice        James D. Ericson, President
         President, General Counsel            and Chief Executive Officer
         and Secretary

         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:

Signature                                   Title
---------                                   -----

                                            Trustee, President and
JAMES D. ERICSON                            Principal Executive and
-----------------------------------------   Financial Officer
James D. Ericson


GARY E. LONG                                Vice President, Controller
-----------------------------------------   and Principal Accounting
Gary E. Long                                Officer


HAROLD B. SMITH*                            Trustee               Dated
-----------------------------------------                    January 27, 2000
Harold B. Smith

J. THOMAS LEWIS*                               Trustee
----------------------------------------
J. Thomas Lewis


PATRICIA ALBJERG GRAHAM*                       Trustee
----------------------------------------
Patricia Albjerg Graham*


R. QUINTUS ANDERSON*                           Trustee
----------------------------------------
R. Quintus Anderson


STEPHEN F. KELLER*                             Trustee
----------------------------------------
Stephen F. Keller


PIERRE S. du PONT*                             Trustee
----------------------------------------
Pierre S. du Pont


J. E. GALLEGOS*                                Trustee            Dated
----------------------------------------                     January 27, 2000
J. E. Gallegos


KATHRYN D. WRISTON*                            Trustee
----------------------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*                             Trustee
----------------------------------------
Barry L. Williams


GORDON T. BEAHAM III*                          Trustee
----------------------------------------
Gordon T. Beaham III


DANIEL F. McKEITHAN, JR.*                      Trustee
----------------------------------------
Daniel F. McKeithan, Jr.


ROBERT E. CARLSON*                             Trustee
----------------------------------------
Robert E. Carlson


EDWARD E. BARR*                                Trustee
----------------------------------------
Edward E. Barr


ROBERT C. BUCHANAN*                            Trustee
----------------------------------------
Robert C. Buchanan

SHERWOOD H. SMITH, JR.*                        Trustee
----------------------------------------
Sherwood H. Smith, Jr.


H. MASON SIZEMORE, JR.*                        Trustee
----------------------------------------
H. Mason Sizemore, Jr.


JOHN J. STOLLENWERK*                           Trustee
----------------------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*                           Trustee
----------------------------------------
George A. Dickerman


GUY A. OSBORN*                                 Trustee            Dated
----------------------------------------                     January 27, 2000
Guy A. Osborn


JOHN E. STEURI*                                Trustee
----------------------------------------
John E. Steuri


STEPHEN N. GRAFF*                              Trustee
----------------------------------------
Stephen N. Graff


BARBARA A. KING*                               Trustee
----------------------------------------
Barbara A. King


TIMOTHY D. PROCTOR*                            Trustee
----------------------------------------
Timothy D. Proctor


PETER M. SOMMERHAUSER                          Trustee
----------------------------------------
Peter M. Sommerhauser

*By:  JAMES D. ERICSON
    ------------------------------------
      James D. Ericson, Attorney in Fact,
      pursuant to the Power of Attorney
      attached hereto

                                POWER OF ATTORNEY


         The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint James D. Ericson and Robert E. Carlson, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 1999 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 28th day of July, 1999.


                               R. QUINTUS ANDERSON                  Trustee
                               --------------------------------
                               R. Quintus Anderson


                               EDWARD E. BARR                       Trustee
                               --------------------------------
                               Edward E. Barr



                               GORDON T. BEAHAM III                 Trustee
                               --------------------------------
                               Gordon T. Beaham III



                               ROBERT C. BUCHANAN                   Trustee
                               --------------------------------
                               Robert C. Buchanan



                               ROBERT E. CARLSON                    Trustee
                               --------------------------------
                               Robert E. Carlson



                               GEORGE A. DICKERMAN                  Trustee
                               --------------------------------
                               George A. Dickerman

                               PIERRE S. du PONT                    Trustee
                               --------------------------------
                               Pierre S. du Pont



                               JAMES D. ERICSON                     Trustee
                               --------------------------------
                               James D. Ericson



                               J. E. GALLEGOS                       Trustee
                               --------------------------------
                               J. E. Gallegos



                               STEPHEN N. GRAFF                     Trustee
                               --------------------------------
                               Stephen N. Graff



                               PATRICIA ALBJERG GRAHAM              Trustee
                               --------------------------------
                               Patricia Albjerg Graham



                               STEPHEN F. KELLER                    Trustee
                               --------------------------------
                               Stephen F. Keller



                               BARBARA A. KING                      Trustee
                               --------------------------------
                               Barbara A. King



                               J. THOMAS LEWIS                      Trustee
                               --------------------------------
                               J. Thomas Lewis



                               DANIEL F. McKEITHAN, JR              Trustee
                               --------------------------------
                               Daniel F. McKeithan, Jr.



                               GUY A. OSBORN                        Trustee
                               --------------------------------
                               Guy A. Osborn

                               TIMOTHY D. PROCTOR                   Trustee
                               --------------------------------
                               Timothy D. Proctor



                               H. MASON SIZEMORE, JR.               Trustee
                               --------------------------------
                               H. Mason Sizemore, Jr.



                               HAROLD B. SMITH                      Trustee
                               --------------------------------
                               Harold B, Smith



                               SHERWOOD H. SMITH, JR.               Trustee
                               --------------------------------
                               Sherwood H. Smith, Jr.



                               PETER M. SOMMERHAUSER                Trustee
                               --------------------------------
                               Peter M. Sommerhauser



                               JOHN E. STEURI                       Trustee
                               --------------------------------
                               John E. Steuri



                               JOHN J. STOLLENWERK                  Trustee
                               --------------------------------
                               John J. Stollenwerk



                               BARRY L. WILLIAMS                    Trustee
                               --------------------------------
                               Barry L. Williams



                               KATHRYN D. WRISTON                   Trustee
                               --------------------------------
                               Kathryn D. Wriston

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                        POST-EFFECTIVE AMENDMENT NO. 1 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                         NML VARIABLE ANNUITY ACCOUNT A


Exhibit Number                              Exhibit Name
--------------                              ------------

Exhibit B(4)(a)          Flexible Payment Variable Annuity Front Load Contract, RR.V.A.
                         (032000)(sex neutral)

Exhibit B(4)(a)(1)       Flexible Payment Variable Annuity Back Load Contract, RR.V.A.
                         (032000)(sex neutral)

Exhibit B(4)(b)          Variable Annuity Front Load and Back Load Contract Payment Rate
                         Tables, RR.V.A.B (032000), included in Exhibits B(4)(a) and
                         B(4)(a)(1) above (sex distinct)

Exhibit B(4)(c)          Enhanced Death Benefit for Front Load and Back Load Contracts, VA.
                         EDB.(032000), included in Exhibits B(4)(a) and B(4)(a)(1) above

Exhibit B(4)(d)          Waiver of  Withdrawal Charge for Back Load Contract, VA.WWC.
                         (032000), included in Exhibit B(4)(a)(1) above

Exhibit B(5)             Application forms for Front Load and Back Load Contracts, included in Exhibits B(4)(a) and B(4)(a)(1) above

Exhibit B(10)            Consent of PricewaterhouseCoopers LLP (to be filed by amendment)
